                              [NATIONWIDE GRAPHIC]


                                  NATIONWIDE(R)
                                  VLI SEPARATE
                                    ACCOUNT-3


                               SEMI-ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                  JUNE 30, 2001


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                              [NATIONWIDE GRAPHIC]


                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220


                               [GRAPHIC PICTURE]


                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company we are pleased to bring you the 2001 semi-annual report of the Nationwide VLI Separate Account-3.

Equity markets continued in the doldrums during the first half of 2001. While it's too early to detect solid evidence of a turn in the market, it is encouraging to note that the major market indices registered positive performance during the second quarter. The market seems to be looking across the valley, and we believe the basic elements are in place to begin to reenergize equity performance. The Federal Reserve has aggressively lowered interest rates during this period, and more easing is expected. Further stimulus may be anticipated from tax reductions and tax rebates. Corporate earnings have been a drag on performance, but quarter-to-quarter earnings comparisons should become more favorable as the economy absorbs the effect of lower interest rates and lower effective tax rates. As we move beyond the current downturn, equity-based financial assets should again return to prominence.

We are pleased you have selected Nationwide Financial to help you achieve your financial planning and retirement saving goals. We continue to direct our strategic focus to enhancing our existing product offerings and service, and to the development of new and innovative investment products to better serve your future needs.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 14, 2001


                                        3
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                      [THIS PAGE LEFT BLANK INTENTIONALLY]

HOW TO READ THE SEMI-ANNUAL REPORT


This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-3. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 36. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the Net change in contract owners' equity which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 32, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VLI SEPARATE ACCOUNT-3

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2001
                                   (UNAUDITED)

ASSETS:
      Investments at fair value:

      American Century Variable Portfolios, Inc. - American Century VP Balanced (ACVPBal)
      52,956 shares (cost $392,072) ...................................................................         $  355,866

      American Century Variable Portfolios, Inc. -
      American Century VP Capital Appreciation (ACVPCapAp)
        14,406 shares (cost $196,330) .................................................................            128,794

      American Century Variable Portfolios, Inc. -
      American Century VP Income & Growth (ACVPIncGr)
        7,214 shares (cost $54,516) ...................................................................             48,909

      American Century Variable Portfolios, Inc. - American Century VP International (ACVPInt)
      9,436 shares (cost $96,975) .....................................................................             70,112

      American Century Variable Portfolios, Inc. - American Century VP Value (ACVPValue)
      12,190 shares (cost $82,636) ....................................................................             86,182

      Credit Suisse Warburg Pincus Trust - Global Post-Venture Capital Portfolio (WPTGloPVC)
      1,221 shares (cost $23,543) .....................................................................             13,372

      Credit Suisse Warburg Pincus Trust - International Equity Portfolio (WPTIntEq)
      3,560 shares (cost $47,293) .....................................................................             32,109

      Credit Suisse Warburg Pincus Trust - Small Company Growth Portfolio (WPTSmCoGr)
      6,093 shares (cost $151,541) ....................................................................             87,855

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
      8,058 shares (cost $306,207) ....................................................................            238,507

      Dreyfus Stock Index Fund (DryStkIx)
      18,704 shares (cost $636,262) ...................................................................            589,189

      Dreyfus Variable Investment Fund - Appreciation Portfolio (DryVapp)
      1,395 shares (cost $53,470) .....................................................................             50,888

      Dreyfus Variable Investment Fund - Growth and Income Portfolio (DryVGrInc)
      734 shares (cost $17,313) .......................................................................             16,961

      Fidelity Variable Insurance Products Fund - Equity-Income Portfolio (FidVEqIn)
      16,647 shares (cost $394,438) ...................................................................            394,874

      Fidelity Variable Insurance Products Fund - Growth Portfolio (FidVGr)
      32,067 shares (cost $1,538,802) .................................................................          1,182,619

      Fidelity Variable Insurance Products Fund - High Income Portfolio (FidVHiIn)
      8,195 shares (cost $85,019) .....................................................................             55,231

      Fidelity Variable Insurance Products Fund - Overseas Portfolio (FidVOvSe)
      2,768 shares (cost $63,789) .....................................................................             43,155

      Fidelity Variable Insurance Products Fund II - Asset Manager Portfolio (FidVAM)
      5,647 shares (cost $92,172) .....................................................................             82,395

      Fidelity Variable Insurance Products Fund II - Contrafund Portfolio (FidVCon)
      32,920 shares (cost $762,214) ...................................................................            680,137

      Fidelity Variable Insurance Products Fund III - Growth Opportunities Portfolio (FidVGrOp)
      867 shares (cost $17,333) .......................................................................             13,984

      Nationwide Separate Account Trust - Capital Appreciation Fund (NSATCapAp)
      337,036 shares (cost $5,699,287) ................................................................          3,892,770

      Nationwide Separate Account Trust - Government Bond Fund (NSATGvtBd)
      150,582 shares (cost $1,705,717) ................................................................          1,721,156

      Nationwide Separate Account Trust - Money Market Fund (NSATMMkt)
      718,526 shares (cost $718,526) ..................................................................            718,526

      Nationwide Separate Account Trust - Small Cap Value Fund (NSATSmCapV)
      16,236 shares (cost $167,204) ...................................................................            185,087

      Nationwide Separate Account Trust - Small Company Fund (NSATSmCo)
      11,361 shares (cost $253,542) ...................................................................            223,935

      Nationwide Separate Account Trust - Total Return Fund (NSATTotRtn)
      1,278,170 shares (cost $16,645,757) .............................................................         13,650,851

      Neuberger Berman Advisers Management Trust - Balanced Portfolio (NBAMTBal)
      120,960 shares (cost $1,717,370) ................................................................          1,226,533

      Neuberger Berman Advisers Management Trust - Growth Portfolio (NBAMTGro)
      15,390 shares (cost $403,794) ...................................................................            206,848

      Neuberger Berman Advisers Management Trust - Guardian Portfolio (NBAMTGuard)
      1,714 shares (cost $26,149) .....................................................................             25,882

      Neuberger Berman Advisers Management Trust -
      Limited Maturity Bond Portfolio (NBAMTLMat)
      308 shares (cost $3,970) ........................................................................              3,995

      Neuberger Berman Advisers Management Trust - Partners Portfolio (NBAMTPart)
      7,278 shares (cost $132,480) ....................................................................            112,378

      Oppenheimer Bond Fund/VA (OppBdVA)
      1,008 shares (cost $11,324) .....................................................................             11,047

      Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
      8,615 shares (cost $414,361) ....................................................................            342,859

      Oppenheimer Global Securities Fund/VA (OppGlSecVA)
      7,997 shares (cost $243,550) ....................................................................            190,246

      Oppenheimer Multiple Strategies Fund/VA (OppMltStVA)
      2,154 shares (cost $34,828) .....................................................................             34,188

      Strong Opportunity Fund II, Inc. (StOpp2)
      6,312 shares (cost $147,889) ....................................................................            151,167

      Strong Variable Insurance Funds, Inc. - Strong Discovery Fund II (StDisc2)
      3,175 shares (cost $36,352) .....................................................................             34,540

      Strong Variable Insurance Funds, Inc. - Strong International Stock Fund II (StIntStk2)
      1,776 shares (cost $27,901) .....................................................................             14,602

      The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (MSUEmMkt)
      198 shares (cost $1,413) ........................................................................              1,431

      The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (MSUUSRealE)
      7,203 shares (cost $81,521) .....................................................................             89,599

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund (VEWwBd)
181 shares (cost $1,903) ........................................................           1,668

Van Eck Worldwide Insurance Trust -
Worldwide Emerging Markets Fund (VEWwEmgMkt)
  3,728 shares (cost $52,818) ...................................................          30,684

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund (VEWwHrdAst)
405 shares (cost $4,561) ........................................................           4,668
                                                                                      -----------
Total investments ...............................................................      27,045,799
Accounts receivable .............................................................             988
                                                                                      -----------
Total assets ....................................................................      27,046,787
ACCOUNTS PAYABLE ................................................................              -
                                                                                      -----------
CONTRACT OWNERS' EQUITY (NOTE 7) ................................................     $27,046,787
                                                                                      ===========


See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                                Total                                     ACVPAdv
                                             -----------------------------------------     -------------------------------------
                                                  2001           2000           1999         2001          2000          1999
                                                  ----           ----           ----         ----          ----          ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...................   $   181,828        195,032        213,874          --         13,064         13,250
  Mortality and expense risk
    charges (note 3) .....................      (111,509)      (138,769)      (134,901)         --         (1,910)        (1,795)
                                             -----------    -----------    -----------     -------    -----------    -----------
      Net investment income ..............        70,319         56,263         78,973          --         11,154         11,455
                                             -----------    -----------    -----------     -------    -----------    -----------
  Proceeds from mutual funds
    shares sold ..........................     1,953,951      4,610,615      2,288,210          --         53,397        533,951
  Cost of mutual fund shares sold ........    (1,959,845)    (2,899,632)    (1,640,372)         --        (52,490)      (399,302)
                                             -----------    -----------    -----------     -------    -----------    -----------
      Realized gain (loss) on
        investments ......................        (5,894)     1,710,983        647,838          --            907        134,649
  Change in unrealized gain (loss)
    on investments .......................    (3,756,707)    (1,651,792)     2,264,752          --        (76,247)      (151,523)
                                             -----------    -----------    -----------     -------    -----------    -----------
     Net gain (loss) on investments ......    (3,762,601)        59,191      2,912,590          --        (75,340)       (16,874)
                                             -----------    -----------    -----------     -------    -----------    -----------
Reinvested capital gains .................       794,939        665,048        217,525          --         81,440         31,451
                                             -----------    -----------    -----------     -------    -----------    -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ........................   $(2,897,343)       780,502      3,209,088          --         17,254         26,032
                                             ===========    ===========    ===========     =======    ===========    ===========



                                                                             ACVPBal
                                                        ----------------------------------------------
                                                             2001             2000             1999
                                                             ----             ----             ----
INVESTMENT ACTIVITY:
  Reinvested dividends ....................                  10,218              512              356
  Mortality and expense risk charges
    (note 3) ..............................                  (1,452)             (81)             (72)
                                                        -----------      -----------      -----------
    Net investment income .................                   8,766              431              284
                                                        -----------      -----------      -----------
  Proceeds from mutual funds shares sold ..                  22,604              371              361
  Cost of mutual fund shares sold .........                 (25,893)            (349)            (346)
                                                        -----------      -----------      -----------
    Realized gain (loss) on investments ...                  (3,289)              22               15
  Change in unrealized gain (loss) on
    investments ...........................                 (26,109)            (613)          (2,064)
                                                        -----------      -----------      -----------
     Net gain (loss) on investments .......                 (29,398)            (591)          (2,049)
                                                        -----------      -----------      -----------
Reinvested capital gains ..................                  12,130              323            2,455
                                                        -----------      -----------      -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations .........................                  (8,502)             163              690
                                                        ===========      ===========      ===========



                                                                   ACVPCapAp                                 ACVPIncGr
                                                    ------------------------------------     ------------------------------------
                                                        2001          2000          1999          2001          2000         1999
                                                        ----          ----          ----          ----          ----         ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................     $     --            --            --           415           149            3
  Mortality and expense risk charges
    (note 3) ..................................         (562)         (696)         (217)         (196)         (113)         (39)
                                                    --------      --------      --------      --------      --------     --------
    Net investment income .....................         (562)         (696)         (217)          219            36          (36)
                                                    --------      --------      --------      --------      --------     --------
  Proceeds from mutual funds shares sold ......       47,360        17,037         9,970         4,412         1,807        3,967
  Cost of mutual fund shares sold .............      (50,542)      (10,118)      (11,195)       (4,383)       (1,554)      (3,891)
                                                    --------      --------      --------      --------      --------     --------
    Realized gain (loss) on investments .......       (3,182)        6,919        (1,225)           29           253           76
  Change in unrealized gain (loss)
    on investments ............................      (72,568)       11,892         9,756        (2,444)       (1,338)         860
                                                    --------      --------      --------      --------      --------     --------
    Net gain (loss) on investments ............      (75,750)       18,811         8,531        (2,415)       (1,085)         936
                                                    --------      --------      --------      --------      --------     --------
Reinvested capital gains ......................       48,834         5,238            --            --            --           --
                                                    --------      --------      --------      --------      --------     --------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........     $(27,478)       23,353         8,314        (2,196)       (1,049)         900
                                                    ========      ========      ========      ========      ========     ========


                                                                        ACVPInt
                                                        ------------------------------------
                                                            2001          2000          1999
                                                            ----          ----          ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................               63            62            --
  Mortality and expense risk charges
    (note 3) ..................................             (311)         (243)          (99)
                                                        --------      --------      --------
    Net investment income .....................             (248)         (181)          (99)
                                                        --------      --------      --------

  Proceeds from mutual funds shares sold ......           20,132        22,536        12,103
  Cost of mutual fund shares sold .............          (25,104)      (14,581)       (8,732)
                                                        --------      --------      --------
    Realized gain (loss) on investments .......           (4,972)        7,955         3,371
  Change in unrealized gain (loss)
    on investments ............................          (19,676)      (13,311)       (1,389)
                                                        --------      --------      --------
    Net gain (loss) on investments ............          (24,648)       (5,356)        1,982
                                                        --------      --------      --------
Reinvested capital gains ......................            6,925           923            --
                                                        --------      --------      --------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........          (17,971)       (4,614)        1,883
                                                        ========      ========      ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                                   ACVPValue                            WPTGloPVC
                                                    ---------------------------------      --------------------------------
                                                       2001         2000         1999         2001        2000         1999
                                                       ----         ----         ----         ----        ----         ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................     $   684           99           68           --          --           --
  Mortality and expense risk charges (note 3) .        (240)         (30)         (27)         (59)        (24)          (4)
                                                    -------      -------      -------      -------     -------      -------
    Net investment income .....................         444           69           41          (59)        (24)          (4)
                                                    -------      -------      -------      -------     -------      -------

  Proceeds from mutual funds shares sold ......       9,177           31          137          875         102            1
  Cost of mutual fund shares sold .............      (9,632)         (41)        (155)        (926)        (52)          (1)
                                                    -------      -------      -------      -------     -------      -------

    Realized gain (loss) on investments .......        (455)         (10)         (18)         (51)         50           --
  Change in unrealized gain (loss)
    on investments ............................       3,422         (643)         234       (3,260)       (819)         127
                                                    -------      -------      -------      -------     -------      -------

    Net gain (loss) on investments ............       2,967         (653)         216       (3,311)       (769)         127
                                                    -------      -------      -------      -------     -------      -------
Reinvested capital gains ......................          --          253          642           --          --           --
                                                    -------      -------      -------      -------     -------      -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........     $ 3,411         (331)         899       (3,370)       (793)         123
                                                    =======      =======      =======      =======     =======      =======

                                                                     WPTIntEq
                                                      ---------------------------------
                                                         2001         2000         1999
                                                         ----         ----         ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................            --           --           --
  Mortality and expense risk charges (note 3) .          (132)        (187)         (84)
                                                      -------      -------      -------
    Net investment income .....................          (132)        (187)         (84)
                                                      -------      -------      -------

  Proceeds from mutual funds shares sold ......           919        9,824        7,287
  Cost of mutual fund shares sold .............          (998)      (8,178)      (7,607)
                                                      -------      -------      -------

    Realized gain (loss) on investments .......           (79)       1,646         (320)
  Change in unrealized gain (loss)
    on investments ............................        (5,660)      (6,837)       1,811
                                                      -------      -------      -------

    Net gain (loss) on investments ............        (5,739)      (5,191)       1,491
                                                      -------      -------      -------
Reinvested capital gains ......................            --           --           --
                                                      -------      -------      -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........        (5,871)      (5,378)       1,407
                                                      =======      =======      =======

                                                                    WPSmCoGr                                 DrySRGr
                                                    ------------------------------------      -----------------------------------
                                                        2001          2000          1999          2001          2000         1999
                                                        ----          ----          ----          ----          ----         ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................     $     --            --            --            34            38           --
  Mortality and expense risk charges (note 3) .         (344)         (601)         (104)       (1,080)       (1,069)        (346)
                                                    --------      --------      --------      --------      --------     --------
   Net investment income ......................         (344)         (601)         (104)       (1,046)       (1,031)        (346)
                                                    --------      --------      --------      --------      --------     --------

  Proceeds from mutual funds shares sold ......       20,361        17,716        16,866        49,145        39,243        1,662
  Cost of mutual fund shares sold .............      (33,946)       (9,068)      (15,533)      (52,218)      (20,471)        (859)
                                                    --------      --------      --------      --------      --------     --------

   Realized gain (loss) on investments ........      (13,585)        8,648         1,333        (3,073)       18,772          803
  Change in unrealized gain (loss)
   on investments .............................        2,099       (23,122)         (522)      (38,925)       (8,043)      10,110
                                                    --------      --------      --------      --------      --------     --------
   Net gain (loss) on investments .............      (11,486)      (14,474)          811       (41,998)       10,729       10,913
                                                    --------      --------      --------      --------      --------     --------
  Reinvested capital gains ....................           --            --            --            --            --           --
                                                    --------      --------      --------      --------      --------     --------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........     $(11,830)      (15,075)          707       (43,044)        9,698       10,567
                                                    ========      ========      ========      ========      ========     ========

                                                                         DryStkIx
                                                         ------------------------------------
                                                             2001          2000          1999
                                                             ----          ----          ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................             3,025         3,627         2,739
  Mortality and expense risk charges (note 3) .            (2,407)       (2,979)       (1,877)
                                                         --------      --------      --------
   Net investment income ......................               618           648           862
                                                         --------      --------      --------

  Proceeds from mutual funds shares sold ......            55,034        70,981        18,960
  Cost of mutual fund shares sold .............           (44,522)      (36,654)       (9,295)
                                                         --------      --------      --------

   Realized gain (loss) on investments ........            10,512        34,327         9,665
  Change in unrealized gain (loss)
   on investments .............................           (63,637)      (38,262)       41,033
                                                         --------      --------      --------
   Net gain (loss) on investments .............           (53,125)       (3,935)       50,698
                                                         --------      --------      --------
  Reinvested capital gains ....................               108           854         2,126
                                                         --------      --------      --------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........           (52,399)       (2,433)       53,686
                                                         ========      ========      ========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                                     DryVApp                                 DryVGrInc
                                                    ------------------------------------      ------------------------------------
                                                        2001          2000          1999          2001          2000          1999
                                                        ----          ----          ----          ----          ----          ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................     $      7             3            12            37            44            36
  Mortality and expense risk charges (note 3) .         (204)         (534)         (856)          (65)          (58)          (31)
                                                    --------      --------      --------      --------      --------      --------
    Net investment income .....................         (197)         (531)         (844)          (28)          (14)            5
                                                    --------      --------      --------      --------      --------      --------

  Proceeds from mutual funds shares sold ......        3,945       190,021         1,148           216            54           238
  Cost of mutual fund shares sold .............       (3,958)     (157,662)         (892)         (197)          (45)         (232)
                                                    --------      --------      --------      --------      --------      --------
    Realized gain (loss) on investments .......          (13)       32,359           256            19             9             6
  Change in unrealized gain (loss)
    on investments ............................       (3,382)      (34,700)       15,571          (282)          (68)          846
                                                    --------      --------      --------      --------      --------      --------
    Net gain (loss) on investments ............       (3,395)       (2,341)       15,827          (263)          (59)          852
                                                    --------      --------      --------      --------      --------      --------
  Reinvested capital gains ....................           --            --            --           184             4            --
                                                    --------      --------      --------      --------      --------      --------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........     $ (3,592)       (2,872)       14,983          (107)          (69)          857
                                                    ========      ========      ========      ========      ========      ========

                                                                       FidVEqIn
                                                       ------------------------------------
                                                           2001          2000          1999
                                                           ----          ----          ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................           6,683         6,475         6,187
  Mortality and expense risk charges (note 3) .          (1,576)       (1,483)       (1,599)
                                                       --------      --------      --------
    Net investment income .....................           5,107         4,992         4,588
                                                       --------      --------      --------

  Proceeds from mutual funds shares sold ......          20,708        36,605        57,934
  Cost of mutual fund shares sold .............         (17,422)      (34,120)      (45,097)
                                                       --------      --------      --------
    Realized gain (loss) on investments .......           3,286         2,485        12,837
  Change in unrealized gain (loss)
    on investments ............................         (32,522)      (44,200)       17,428
                                                       --------      --------      --------
    Net gain (loss) on investments ............         (29,236)      (41,715)       30,265
                                                       --------      --------      --------
  Reinvested capital gains ....................          18,777        24,393        13,676
                                                       --------      --------      --------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........          (5,352)      (12,330)       48,529
                                                       ========      ========      ========


                                                                    FidVGr                                   FidVHiIn
                                                   -------------------------------------      ----------------------------------
                                                       2001          2000          1999           2001         2000         1999
                                                       ----          ----          ----           ----         ----         ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................    $   1,027         1,289         1,154          7,222        6,989        4,513
  Mortality and expense risk charges (note 3) .       (5,137)       (5,862)       (2,867)          (240)        (387)        (196)
                                                   ---------     ---------     ---------      ---------    ---------    ---------
    Net investment income .....................       (4,110)       (4,573)       (1,713)         6,982        6,602        4,317
                                                   ---------     ---------     ---------      ---------    ---------    ---------

  Proceeds from mutual funds shares sold ......      254,791       217,090        17,254          1,810       31,761       11,804
  Cost of mutual fund shares sold .............     (259,637)     (119,123)      (12,043)        (2,962)     (39,861)     (12,013)
                                                   ---------     ---------     ---------      ---------    ---------    ---------
    Realized gain (loss) on investments .......       (4,846)       97,967         5,211         (1,152)      (8,100)        (209)
  Change in unrealized gain (loss)
    on investments ............................     (253,270)     (160,589)       18,087        (10,431)      (4,456)        (492)
                                                   ---------     ---------     ---------      ---------    ---------    ---------
    Net gain (loss) on investments ............     (258,116)      (62,622)       23,298        (11,583)     (12,556)        (701)
                                                   ---------     ---------     ---------      ---------    ---------    ---------
  Reinvested capital gains ....................       96,517       128,304        72,571             --           --          169
                                                   ---------     ---------     ---------      ---------    ---------    ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........    $(165,709)       61,109        94,156         (4,601)      (5,954)       3,785
                                                   =========     =========     =========      =========    =========    =========

                                                                           FidVOvSe
                                                                           --------
                                                               2001           2000           1999
                                                               ----           ----           ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                2,135            630            343
  Mortality and expense risk charges (note 3) .                 (176)          (202)           (85)
                                                           ---------      ---------      ---------
    Net investment income .....................                1,959            428            258
                                                           ---------      ---------      ---------

  Proceeds from mutual funds shares sold ......                  500         60,683          2,549
  Cost of mutual fund shares sold .............                 (778)       (51,469)        (2,252)
                                                           ---------      ---------      ---------
    Realized gain (loss) on investments .......                 (278)         9,214            297
  Change in unrealized gain (loss)
    on investments ............................              (10,696)       (15,571)           423
                                                           ---------      ---------      ---------
    Net gain (loss) on investments ............              (10,974)        (6,357)           720
                                                           ---------      ---------      ---------
  Reinvested capital gains ....................                3,374          3,964            554
                                                           ---------      ---------      ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........               (5,641)        (1,965)         1,532
                                                           =========      =========      =========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                                   FidVAM                                 FidVCon
                                                    --------------------------------      ------------------------------------
                                                        2001        2000        1999          2001         2000           1999
                                                        ----        ----        ----          ----         ----           ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................     $  3,486       3,033       3,167         5,437        2,466          2,438
  Mortality and expense risk charges (note 3) .         (336)       (374)       (392)       (2,729)      (3,006)        (2,146)
                                                    --------    --------    --------      --------     --------       --------
    Net investment income .....................        3,150       2,659       2,775         2,708         (540)           292
                                                    --------    --------    --------      --------     --------       --------

  Proceeds from mutual funds shares sold ......        2,171       4,120       2,309        60,998       20,536         18,050
  Cost of mutual fund shares sold .............       (2,248)     (3,845)     (2,059)      (51,224)     (12,805)        (9,887)
                                                    --------    --------    --------      --------     --------       --------
    Realized gain (loss) on investments .......          (77)        275         250         9,774        7,731          8,163
  Change in unrealized gain (loss)
    on investments ............................       (7,805)    (11,115)     (2,099)     (112,241)    (109,410)        29,988
                                                    --------    --------    --------      --------     --------       --------
    Net gain (loss) on investments ............       (7,882)    (10,840)     (1,849)     (102,467)    (101,679)        38,151
                                                    --------    --------    --------      --------     --------       --------
  Reinvested capital gains ....................        1,307       7,145       4,012        19,190       89,503         17,876
                                                    --------    --------    --------      --------     --------       --------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........     $ (3,425)     (1,036)      4,938       (80,569)     (12,716)        56,319
                                                    ========    ========    ========      ========     ========       ========


                                                                       FidVGrOp
                                                        ------------------------------------
                                                            2001          2000          1999
                                                            ----          ----          ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................               58           157            85
  Mortality and expense risk charges (note 3) .              (59)          (65)          (35)
                                                        --------      --------      --------
    Net investment income .....................               (1)           92            50
                                                        --------      --------      --------

  Proceeds from mutual funds shares sold ......            3,090         7,158         6,533
  Cost of mutual fund shares sold .............           (3,790)       (7,764)       (5,907)
                                                        --------      --------      --------
    Realized gain (loss) on investments .......             (700)         (606)          626
  Change in unrealized gain (loss)
    on investments ............................             (826)         (702)         (136)
                                                        --------      --------      --------
    Net gain (loss) on investments ............           (1,526)       (1,308)          490
                                                        --------      --------      --------
  Reinvested capital gains ....................               --           798           160
                                                        --------      --------      --------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........           (1,527)         (418)          700
                                                        ========      ========      ========

                                                                        NSATCapAp                        NSATGvtBd
                                                    -----------------------------------     ----------------------------------
                                                        2001         2000        1999         2001         2000           1999
                                                        ----         ----        ----         ----         ----           ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................     $        --      12,188      23,072      43,505        48,470        50,067
  Mortality and expense risk charges (note 3) .         (16,681)    (28,075)    (31,615)     (6,905)       (6,588)       (7,373)
                                                    -----------    --------     -------     -------      --------      --------
    Net investment income .....................         (16,681)    (15,887)     (8,543)     36,600        41,882        42,694
                                                    -----------    --------     -------     -------      --------      --------

  Proceeds from mutual funds shares sold ......         176,428     697,354     189,807     103,886       232,007       139,827
  Cost of mutual fund shares sold .............        (143,978)   (319,187)    (74,473)    (98,908)     (237,891)     (128,713)
                                                    -----------    --------     -------     -------      --------      --------
    Realized gain (loss) on investments .......          32,450     378,167     115,334       4,978        (5,884)       11,114
  Change in unrealized gain (loss)
    on investments ............................      (1,083,718)   (367,077)    813,758      (8,085)       22,108      (103,673)
                                                    -----------    --------     -------     -------      --------      --------
    Net gain (loss) on investments ............      (1,051,268)     11,090     929,092      (3,107)       16,224       (92,559)
                                                    -----------    --------     -------     -------      --------      --------
  Reinvested capital gains ....................              --          --          --          --            --            --
                                                    -----------    --------     -------     -------      --------      --------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........     $(1,067,949)     (4,797)    920,549      33,493        58,106       (49,865)
                                                    ===========    ========     =======     =======      ========      ========

                                                                             NSATMMkt
                                                         ---------------------------------------------
                                                               2001             2000             1999
                                                               ----             ----             ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................               16,684           15,346            2,386
  Mortality and expense risk charges (note 3) .               (2,949)          (2,202)            (378)
                                                         -----------      -----------      -----------
    Net investment income .....................               13,735           13,144            2,008
                                                         -----------      -----------      -----------

  Proceeds from mutual funds shares sold ......              250,586          106,338          315,050
  Cost of mutual fund shares sold .............             (250,586)        (106,338)        (315,050)
                                                         -----------      -----------      -----------
    Realized gain (loss) on investments .......                   --               --               --
  Change in unrealized gain (loss)
    on investments ............................                   --               --               --
                                                         -----------      -----------      -----------
    Net gain (loss) on investments ............                   --               --               --
                                                         -----------      -----------      -----------
  Reinvested capital gains ....................                   --               --               --
                                                         -----------      -----------      -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........               13,735           13,144            2,008
                                                         ===========      ===========      ===========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                               NSATSmCapV                             NSATSmCo
                                                    -------------------------------      ---------------------------------
                                                     2001         2000        1999         2001         2000         1999
                                                     ----         ----        ----         ----         ----         ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................     $    --          --          --          227           50           --
  Mortality and expense risk charges (note 3) .        (586)       (156)         --         (851)        (638)        (127)
                                                    -------      ------      ------      -------      -------      -------
    Net investment income .....................        (586)       (156)         --         (624)        (588)        (127)
                                                    -------      ------      ------      -------      -------      -------

  Proceeds from mutual funds shares sold ......       7,465       8,025          --       30,465       40,119       13,971
  Cost of mutual fund shares sold .............      (7,046)     (7,799)         --      (33,448)     (26,157)     (12,698)
                                                    -------      ------      ------      -------      -------      -------
   Realized gain (loss) on investments ........          419         226          --       (2,983)      13,962        1,273
  Change in unrealized gain (loss)
    on investments ............................      30,285       3,532          --          389       (5,894)         458
                                                    -------      ------      ------      -------      -------      -------
     Net gain (loss) on investments ...........      30,704       3,758          --       (2,594)       8,068        1,731
                                                    -------      ------      ------      -------      -------      -------
   Reinvested capital gains ...................          --          --          --           --           --           --
                                                    -------      ------      ------      -------      -------      -------
     Net increase (decrease) in contract owners'
       equity resulting from operations .......     $30,118       3,602          --       (3,218)       7,480        1,604
                                                    =======      ======      ======      =======      =======      =======

                                                                          NSATTotRtn
                                                         ------------------------------------------
                                                              2001            2000            1999
                                                              ----            ----            ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................              51,623          46,518          75,418
  Mortality and expense risk charges (note 3) .             (56,247)        (69,447)        (75,142)
                                                         ----------      ----------      ----------
    Net investment income .....................              (4,624)        (22,929)            276
                                                         ----------      ----------      ----------

  Proceeds from mutual funds shares sold ......             571,158       2,143,880         744,939
  Cost of mutual fund shares sold .............            (542,955)     (1,178,327)       (410,369)
                                                          ---------       ---------       ---------
    Realized gain (loss) on investments .......              28,203         965,553         334,570
  Change in unrealized gain (loss)
    on investments ............................          (1,274,338)       (504,969)      1,577,046
                                                          ---------       ---------       ---------
    Net gain (loss) on investments ............           (1,246,135)        460,584       1,911,616
                                                          ---------       ---------       ---------
  Reinvested capital gains .....................                   --              --           8,697
                                                          ---------       ---------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........          (1,250,759)        437,655       1,920,589
                                                         ==========      ==========       =========

                                                                     NBAMTBal                         NBAMTGro
                                                    ----------------------------------     --------------------------------
                                                       2001         2000        1999         2001         2000        1999
                                                       ----         ----        ----         ----         ----        ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................     $  22,382       30,077      23,703           --          --          --
  Mortality and expense risk charges (note 3) .        (4,987)      (7,122)     (5,432)        (856)     (1,028)       (229)
                                                    ---------     --------     -------     --------     -------     -------
    Net investment income .....................        17,395       22,955      18,271         (856)     (1,028)       (229)
                                                    ---------     --------     -------     --------     -------     -------

  Proceeds from mutual funds shares sold ......        51,882      132,464      77,456       37,724      34,143      10,232
  Cost of mutual fund shares sold .............       (74,737)    (100,486)    (71,486)     (59,398)    (22,066)    (10,231)
                                                    ---------     --------     -------     --------     -------     -------
    Realized gain (loss) on investments .......       (22,855)      31,978       5,970      (21,674)     12,077           1
  Change in unrealized gain (loss)
    on investments ............................      (549,578)    (129,121)    (35,301)    (121,852)    (10,297)     (1,529)
                                                    ---------     --------     -------     --------     -------     -------
    Net gain (loss) on investments ............      (572,433)     (97,143)    (29,331)    (143,526)      1,780      (1,528)
                                                    ---------     --------     -------     --------     -------     -------
  Reinvested capital gains ....................       422,854      238,178      35,116       96,494      19,526       3,161
                                                    ---------     --------     -------     --------     -------     -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........     $(132,184)     163,990      24,056      (47,888)     20,278       1,404
                                                    =========     ========     =======     ========     =======     =======


                                                                          NBAMTGuard
                                                          ---------------------------------------
                                                             2001           2000           1999
                                                             ----           ----           ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                  71             83             --
  Mortality and expense risk charges (note 3) .                 (80)           (48)            (3)
                                                          ---------      ---------      ---------
    Net investment income .....................                  (9)            35             (3)
                                                          ---------      ---------      ---------

  Proceeds from mutual funds shares sold ......                 197          1,450            536
  Cost of mutual fund shares sold .............                (190)        (1,301)          (505)
                                                          ---------      ---------      ---------
    Realized gain (loss) on investments .......                   7            149             31
  Change in unrealized gain (loss)
    on investments ............................              (1,037)         1,275             86
                                                          ---------      ---------      ---------
    Net gain (loss) on investments ............              (1,030)         1,424            117
                                                          ---------      ---------      ---------
  Reinvested capital gains ....................               1,012             --             --
                                                          ---------      ---------      ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........                 (27)         1,459            114
                                                          =========      =========      =========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                                 NBAMTLMat                               NBAMTPart
                                                      --------------------------------     ---------------------------------
                                                      2001          2000         1999         2001         2000         1999
                                                      ----          ----         ----         ----         ----         ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................       $ 221           291          225          415          895        1,540
  Mortality and expense risk charges (note 3) .         (15)          (18)         (16)        (446)        (464)        (528)
                                                      -----       -------      -------      -------      -------      -------
    Net investment income .....................         206           273          209          (31)         431        1,012
                                                      -----       -------      -------      -------      -------      -------

  Proceeds from mutual funds shares sold ......         389           284        8,370        2,680       19,013       26,687
  Cost of mutual fund shares sold .............        (391)         (320)      (8,382)      (3,299)     (20,094)     (22,628)
                                                      -----       -------      -------      -------      -------      -------
    Realized gain (loss) on investments .......          (2)          (36)         (12)        (619)      (1,081)       4,059
  Change in unrealized gain (loss)
    on investments ............................         (57)         (165)        (172)      (4,312)     (20,032)       9,005
                                                      -----       -------      -------      -------      -------      -------
    Net gain (loss) on investments ............         (59)         (201)        (184)      (4,931)     (21,113)      13,064
                                                      -----       -------      -------      -------      -------      -------
  Reinvested capital gains ....................          --            --           --        3,943       19,026        2,679
                                                      -----       -------      -------      -------      -------      -------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........       $ 147            72           25       (1,019)      (1,656)      16,755
                                                      =====       =======      =======      =======      =======      =======

                                                                    OppBdVA
                                                       --------------------------------
                                                         2001         2000         1999
                                                         ----         ----         ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................            806          395          538
  Mortality and expense risk charges (note 3) .            (43)         (19)         (45)
                                                       -------      -------      -------
    Net investment income .....................            763          376          493
                                                       -------      -------      -------

  Proceeds from mutual funds shares sold ......          1,744          359          698
  Cost of mutual fund shares sold .............         (1,839)        (400)        (685)
                                                       -------      -------      -------
    Realized gain (loss) on investments .......            (95)         (41)          13
  Change in unrealized gain (loss)
    on investments ............................           (146)        (260)        (799)
                                                       -------      -------      -------
    Net gain (loss) on investments ............           (241)        (301)        (786)
                                                       -------      -------      -------
  Reinvested capital gains ....................             --           --           52
                                                       -------      -------      -------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........            522           75         (241)
                                                       =======      =======      =======

                                                                     OppCapApVA                            OppGlSecVA
                                                      -----------------------------------     -----------------------------------
                                                          2001         2000          1999        2001         2000         1999
                                                          ----         ----          ----        ----         ----         ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................       $  1,937          213            45        1,429           591          715
  Mortality and expense risk charges (note 3) .         (1,288)        (842)          (61)        (790)         (802)        (244)
                                                      --------     --------      --------     --------      --------     --------
    Net investment income .....................            649         (629)          (16)         639          (211)         471
                                                      --------     --------      --------     --------      --------     --------

  Proceeds from mutual funds shares sold ......         32,744       10,616           294       21,368       135,059       11,857
  Cost of mutual fund shares sold .............        (37,598)      (7,226)         (247)     (31,921)      (87,326)      (8,633)
                                                      --------     --------      --------     --------      --------     --------
    Realized gain (loss) on investments .......         (4,854)       3,390            47      (10,553)       47,733        3,224
  Change in unrealized gain (loss)
    on investments ............................        (43,782)       1,018         1,871      (37,002)      (57,639)       2,110
                                                      --------     --------      --------     --------      --------     --------
    Net gain (loss) on investments ............        (48,636)       4,408         1,918      (47,555)       (9,906)       5,334
                                                      --------     --------      --------     --------      --------     --------
  Reinvested capital gains ....................         29,063       11,366           490       26,498        33,053        2,005
                                                      --------     --------      --------     --------      --------     --------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........       $(18,924)      15,145         2,392      (20,418)       22,936        7,810
                                                      ========     ========      ========     ========      ========     ========


                                                                                OppMltStVA
                                                              ----------------------------------------
                                                                2001              2000           1999
                                                                ----              ----           ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                 1,258              521             317
  Mortality and expense risk charges (note 3) .                  (142)             (45)            (37)
                                                             --------         --------        --------
    Net investment income .....................                 1,116              476             280
                                                             --------         --------        --------

  Proceeds from mutual funds shares sold ......                20,874            1,145              17
  Cost of mutual fund shares sold .............               (20,098)            (991)            (14)
                                                             --------         --------        --------
    Realized gain (loss) on investments .......                   776              154               3
  Change in unrealized gain (loss)
    on investments ............................                (1,122)            (693)             (2)
                                                             --------         --------        --------
    Net gain (loss) on investments ............                  (346)            (539)              1
                                                             --------         --------        --------
  Reinvested capital gains ....................                 1,680              757             458
                                                             --------         --------        --------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........                 2,450              694             739
                                                             ========         ========        ========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                                   StOpp2                               StDisc2
                                                    ----------------------------------    -----------------------------------
                                                        2001        2000         1999        2001         2000           1999
                                                        ----        ----         ----        ----         ----           ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................     $    399           --           --          213           --           --
  Mortality and expense risk charges (note 3) .         (694)        (688)        (560)        (135)        (113)         (85)
                                                    --------     --------     --------     --------     --------     --------
    Net investment income .....................         (295)        (688)        (560)          78         (113)         (85)
                                                                 --------     --------     --------     --------     --------

  Proceeds from mutual funds shares sold ......       57,834       11,172        6,651        4,053        2,733        4,206
  Cost of mutual fund shares sold .............      (52,395)      (8,259)      (5,062)      (4,436)      (2,802)      (4,681)
                                                    --------     --------     --------     --------     --------     --------
    Realized gain (loss) on investments .......        5,439        2,913        1,589         (383)         (69)        (475)
  Change in unrealized gain (loss)
    on investments ............................       (6,953)       3,778        8,957       (2,430)       3,132       (3,830)
                                                    --------     --------     --------     --------     --------     --------
    Net gain (loss) on investments ............       (1,514)       6,691       10,546       (2,813)       3,063       (4,305)
                                                    --------     --------     --------     --------     --------     --------
  Reinvested capital gains ....................           --           --       15,628        5,513           --        3,517
                                                    --------     --------     --------     --------     --------     --------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........     $ (1,809)       6,003       25,614        2,778        2,950         (873)
                                                    ========     ========     ========     ========     ========     ========


                                                                          StIntStk2
                                                           ----------------------------------------
                                                               2001            2000            1999
                                                               ----            ----            ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                  --              --              29
  Mortality and expense risk charges (note 3) .                 (61)           (297)            (29)
                                                           --------        --------        --------
    Net investment income .....................                 (61)           (297)             --
                                                           --------        --------        --------

  Proceeds from mutual funds shares sold ......               1,052         155,726           6,309
  Cost of mutual fund shares sold .............              (2,169)       (119,622)         (7,881)
                                                           --------        --------        --------
    Realized gain (loss) on investments .......              (1,117)         36,104          (1,572)
  Change in unrealized gain (loss)
    on investments ............................              (1,778)        (39,702)          2,468
                                                           --------        --------        --------
    Net gain (loss) on investments ............              (2,895)         (3,598)            896
                                                           --------        --------        --------
  Reinvested capital gains ....................                 536              --              --
                                                           --------        --------        --------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........              (2,420)         (3,895)            896
                                                           ========        ========        ========


                                                                MSUEmMkt                           MSUUSRealE
                                                      -----------------------------     ---------------------------------
                                                      2001        2000         1999       2001         2000          1999
                                                      ----        ----         ----       ----         ----          ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................       $ --          --           --          --          614        1,317
  Mortality and expense risk charges (note 3) .         (5)        (43)          (1)       (291)         (53)         (74)
                                                      ----     -------      -------     -------      -------       ------
    Net investment income .....................         (5)        (43)          (1)       (291)         561        1,243
                                                      ----     -------      -------     -------      -------       ------

  Proceeds from mutual funds shares sold ......         15      54,414           --       2,012        1,628        5,353
  Cost of mutual fund shares sold .............        (15)    (53,933)          --      (1,981)      (2,032)      (6,720)
                                                      ----     -------      -------     -------      -------       ------
    Realized gain (loss) on investments .......         --         481           --          31         (404)      (1,367)
  Change in unrealized gain (loss)
    on investments ............................         54         190            7       6,731        1,538        1,537
                                                      ----     -------      -------     -------      -------       ------
    Net gain (loss) on investments ............         54         671            7       6,762        1,134          170
                                                      ----     -------      -------     -------      -------       ------
  Reinvested capital gains ....................         --          --           --          --           --           --
                                                      ----     -------      -------     -------      -------       ------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........       $ 49         628            6       6,471        1,695        1,413
                                                      ====     =======      =======     =======      =======       ======

                                                                        VEWwBd
                                                        -------------------------------------
                                                           2001           2000           1999
                                                           ----           ----           ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................              76             80             68
  Mortality and expense risk charges (note 3) .              (7)            (7)            (7)
                                                        -------        -------        -------
    Net investment income .....................              69             73             61
                                                        -------        -------        -------

  Proceeds from mutual funds shares sold ......              75             62             12
  Cost of mutual fund shares sold .............             (83)           (67)           (11)
                                                        -------        -------        -------
    Realized gain (loss) on investments .......              (8)            (5)             1
  Change in unrealized gain (loss)
    on investments ............................            (199)           (77)          (223)
                                                        -------        -------        -------
    Net gain (loss) on investments ............            (207)           (82)          (222)
                                                        -------        -------        -------
  Reinvested capital gains ....................              --             --             30
                                                        -------        -------        -------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........            (138)            (9)          (131)
                                                        =======        =======        =======


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                                VEWwEmgMkt                             VEWwHrdAst
                                                    -------------------------------------------------------------------------
                                                      2001         2000         1999         2001         2000         1999
                                                    --------     --------     --------     --------     --------     --------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................     $     --           --           --           51           63           83
  Mortality and expense risk charges (note 3) .         (126)        (147)         (21)         (19)         (23)         (23)
                                                    --------     --------     --------     --------     --------     --------
    Net investment income .....................         (126)        (147)         (21)          32           40           60
                                                    --------     --------     --------     --------     --------     --------

  Proceeds from mutual funds shares sold ......        1,015       21,200        1,572           57          351        1,282
  Cost of mutual fund shares sold .............       (1,939)     (16,246)      (2,316)         (55)        (512)      (2,289)
                                                    --------     --------     --------     --------     --------     --------
    Realized gain (loss) on investments .......         (924)       4,954         (744)           2         (161)      (1,007)
  Change in unrealized gain (loss)
    on investments ............................          653      (14,607)       3,038         (217)         324        1,891
                                                    --------     --------     --------     --------     --------     --------
    Net gain (loss) on investments ............         (271)      (9,653)       2,294         (215)         163          884
                                                    --------     --------     --------     --------     --------     --------
  Reinvested capital gains ....................           --           --           --           --           --           --
                                                    --------     --------     --------     --------     --------     --------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........     $   (397)      (9,800)       2,273         (183)         203          944
                                                    ========     ========     ========     ========     ========     ========

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                                  Total                                      ACVPAdv
                                              --------------------------------------------    -------------------------------------
                                                  2001            2000            1999           2001         2000          1999
                                              ------------    ------------    ------------    ---------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ...................   $     70,319          56,263          78,973           --        11,154        11,455
  Realized gain (loss) on investments .....         (5,894)      1,710,983         647,838           --           907       134,649
  Change in unrealized gain (loss)
    on investments ........................     (3,756,707)     (1,651,792)      2,264,752           --       (76,247)     (151,523)
  Reinvested capital gains ................        794,939         665,048         217,525           --        81,440        31,451
                                              ------------    ------------    ------------    ---------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........     (2,897,343)        780,502       3,209,088           --        17,254        26,032
                                              ------------    ------------    ------------    ---------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      1,544,261       1,694,478       1,818,574           --        28,581        20,679
  Transfers between funds .................             --              --              --           56       (35,887)      (14,421)
  Surrenders ..............................       (725,667)     (1,217,446)     (1,431,059)          (7)      (23,899)     (498,592)
  Death benefits (note 4) .................        (22,185)       (269,599)        (17,623)          --            --            --
  Policy loans (net of repayments) (note 5)       (153,107)       (428,591)       (422,365)          16         8,031        (4,870)
  Deductions for surrender charges
    (note 2d) .............................         43,766         (46,218)        (62,823)          --          (907)           (8)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................     (1,069,929)     (1,036,463)     (1,014,000)         (65)      (17,305)      (17,678)
                                              ------------    ------------    ------------    ---------    ----------    ----------
      Net equity transactions .............       (382,861)     (1,303,839)     (1,129,296)          --       (41,386)     (514,890)
                                              ------------    ------------    ------------    ---------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (3,280,204)       (523,337)      2,079,792           --       (24,132)     (488,858)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     30,326,991      35,759,604      34,839,835           --       476,898       958,986
                                              ------------    ------------    ------------    ---------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 27,046,787      35,236,267      36,919,627           --       452,766       470,128
                                              ============    ============    ============    =========    ==========    ==========


CHANGES IN UNITS:
  Beginning units .........................      1,075,638       1,158,706       1,213,680           --        22,653        49,904
                                              ------------    ------------    ------------    ---------    ----------    ----------
  Units purchased .........................         99,010         134,628          81,602           --            --            --
  Units redeemed ..........................       (101,070)       (181,944)       (139,455)          --        (1,917)      (25,305)
                                              ------------    ------------    ------------    ---------    ----------    ----------
  Ending units ............................      1,073,578       1,111,390       1,155,827           --        20,736        24,599
                                              ============    ============    ============    =========    ==========    ==========

                                                                 ACVPBal
                                              --------------------------------------------
                                                  2001            2000            1999
                                              ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................          8,766             431             284
  Realized gain (loss) on investments .....         (3,289)             22              15
  Change in unrealized gain (loss)
    on investments ........................        (26,109)           (613)         (2,064)
  Reinvested capital gains ................         12,130             323           2,455
                                              ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........         (8,502)            163             690
                                              ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         21,833             560             558
  Transfers between funds .................         (3,286)             --              --
  Surrenders ..............................        (13,211)             --              --
  Death benefits (note 4) .................             --              --              --
  Policy loans (net of repayments) (note 5)         (4,337)             --              --
  Deductions for surrender charges
    (note 2d) .............................            816              --              --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (17,000)           (361)           (383)
                                              ------------    ------------    ------------
      Net equity transactions .............        (15,185)            199             175
                                              ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        (23,687)            362             865
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        380,577          20,546          18,451
                                              ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        356,890          20,908          19,316
                                              ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................         18,681             974             955
                                              ------------    ------------    ------------
  Units purchased .........................          1,330           1,555           1,930
  Units redeemed ..........................         (2,130)         (1,546)         (1,921)
                                              ------------    ------------    ------------
  Ending units ............................         17,881             983             964
                                              ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                           ACVPCapAp                              ACVPIncGr
                                              -----------------------------------    -----------------------------------
                                                 2001         2000         1999         2001         2000         1999
                                              ---------    ---------    ---------    ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Net investment income ...................   $    (562)        (696)        (217)         219           36          (36)
  Realized gain (loss) on investments .....      (3,182)       6,919       (1,225)          29          253           76
  Change in unrealized gain (loss)
    on investments ........................     (72,568)      11,892        9,756       (2,444)      (1,338)         860
  Reinvested capital gains ................      48,834        5,238           --           --           --           --
                                              ---------    ---------    ---------    ---------    ---------    ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........     (27,478)      23,353        8,314       (2,196)      (1,049)         900
                                              ---------    ---------    ---------    ---------    ---------    ---------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       9,388        6,028        1,981        3,137        1,488          948
  Transfers between funds .................     (41,828)     107,410       (7,729)      (3,581)      12,738       14,197
  Surrenders ..............................      (8,936)          --           --           --           --       (4,028)
  Death benefits (note 4) .................          --           --           --           --           --           --
  Policy loans (net of repayments) (note 5)       3,900      (15,800)         367           41           --          439
  Deductions for surrender charges
    (note 2d) .............................         422           --           --           --           --         (271)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................      (4,211)      (3,187)      (1,492)      (1,922)      (1,065)        (470)
                                              ---------    ---------    ---------    ---------    ---------    ---------
      Net equity transactions .............     (41,265)      94,451       (6,873)      (2,325)      13,161       10,815
                                              ---------    ---------    ---------    ---------    ---------    ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (68,743)     117,804        1,441       (4,521)      12,112       11,715
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     197,525       81,982       56,798       53,434       23,872        3,878
                                              ---------    ---------    ---------    ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 128,782      199,786       58,239       48,913       35,984       15,593
                                              =========    =========    =========    =========    =========    =========

CHANGES IN UNITS:
  Beginning units .........................       7,836        3,518        3,978        4,738        1,877          357
                                              ---------    ---------    ---------    ---------    ---------    ---------
  Units purchased .........................         467        4,532          267          294        1,156        1,361
  Units redeemed ..........................      (2,321)        (718)        (717)        (505)         (87)        (405)
                                              ---------    ---------    ---------    ---------    ---------    ---------
  Ending units ............................       5,982        7,332        3,528        4,527        2,946        1,313
                                              =========    =========    =========    =========    =========    =========

                                                            ACVPInt
                                              -----------------------------------
                                                 2001         2000         1999
                                              ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Net investment income ...................        (248)        (181)         (99)
  Realized gain (loss) on investments .....      (4,972)       7,955        3,371
  Change in unrealized gain (loss)
    on investments ........................     (19,676)     (13,311)      (1,389)
  Reinvested capital gains ................       6,925          923           --
                                              ---------    ---------    ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........     (17,971)      (4,614)       1,883
                                              ---------    ---------    ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       8,053        2,710        1,342
  Transfers between funds .................      (9,318)      81,647       (1,775)
  Surrenders ..............................      (4,962)      (4,495)          --
  Death benefits (note 4) .................          --           --           --
  Policy loans (net of repayments) (note 5)       3,400      (12,441)      (9,312)
  Deductions for surrender charges
    (note 2d) .............................         307         (171)          --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................      (3,329)      (2,123)      (1,256)
                                              ---------    ---------    ---------
      Net equity transactions .............      (5,849)      65,127      (11,001)
                                              ---------    ---------    ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (23,820)      60,513       (9,118)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      93,938       27,851       34,574
                                              ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      70,118       88,364       25,456
                                              =========    =========    =========

CHANGES IN UNITS:
  Beginning units .........................       4,243        1,038        2,097
                                              ---------    ---------    ---------
  Units purchased .........................         375        3,204           79
  Units redeemed ..........................        (636)        (724)        (732)
                                              ---------    ---------    ---------
  Ending units ............................       3,982        3,518        1,444
                                              =========    =========    =========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                           ACVPValue                              WPTGloPVC
                                               ----------------------------------     ----------------------------------
                                                 2001         2000         1999         2001         2000         1999
                                               --------     --------     --------     --------     --------     --------
INVESTMENT ACTIVITY:
  Net investment income ...................    $    444           69           41          (59)         (24)          (4)
  Realized gain (loss) on investments .....        (455)         (10)         (18)         (51)          50           --
  Change in unrealized gain (loss)
    on investments ........................       3,422         (643)         234       (3,260)        (819)         127
  Reinvested capital gains ................          --          253          642           --           --           --
                                               --------     --------     --------     --------     --------     --------
    Net increase (decrease) in
      contract owners' equity
       resulting from operations ..........       3,411         (331)         899       (3,370)        (793)         123
                                               --------     --------     --------     --------     --------     --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       1,090          788          781          771          227           56
  Transfers between funds .................      72,389           --           --         (186)      18,781           --
  Surrenders ..............................          --           --           --           --           --           --
  Death benefits (note 4) .................          --           --           --           --           --           --
  Policy loans (net of repayments) (note 5)        (138)          --           --           22           --           --
  Deductions for surrender charges
    (note 2d) .............................          --           --           --           --           --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................      (1,424)        (160)        (150)        (516)        (134)         (18)
                                               --------     --------     --------     --------     --------     --------
      Net equity transactions .............      71,917          628          631           91       18,874           38
                                               --------     --------     --------     --------     --------     --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      75,328          297        1,530       (3,279)      18,081          161
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      10,859        7,656        6,543       16,649        1,704          978
                                               --------     --------     --------     --------     --------     --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    $ 86,187        7,953        8,073       13,370       19,785        1,139
                                               ========     ========     ========     ========     ========     ========

CHANGES IN UNITS:
  Beginning units .........................         714          590          496        1,057           87           81
                                               --------     --------     --------     --------     --------     --------
  Units purchased .........................       4,755           64           58           56          886            3
  Units redeemed ..........................        (162)         (13)         (11)         (53)          (7)          --
                                               --------     --------     --------     --------     --------     --------
  Ending units ............................       5,307          641          543        1,060          966           84
                                               ========     ========     ========     ========     ========     ========

                                                           WPTIntEq
                                               ----------------------------------
                                                 2001         2000         1999
                                               --------     --------     --------
INVESTMENT ACTIVITY:
  Net investment income ...................        (132)        (187)         (84)
  Realized gain (loss) on investments .....         (79)       1,646         (320)
  Change in unrealized gain (loss)
    on investments ........................      (5,660)      (6,837)       1,811
  Reinvested capital gains ................          --           --           --
                                               --------     --------     --------
    Net increase (decrease) in
      contract owners' equity
       resulting from operations ..........      (5,871)      (5,378)       1,407
                                               --------     --------     --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       4,517        3,758        4,084
  Transfers between funds .................         414        9,921           --
  Surrenders ..............................         (18)        (572)          --
  Death benefits (note 4) .................          --           --           --
  Policy loans (net of repayments) (note 5)          23       (1,855)      (7,088)
  Deductions for surrender charges
    (note 2d) .............................           1          (22)          --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................      (1,576)      (1,417)        (893)
                                               --------     --------     --------
      Net equity transactions .............       3,361        9,813       (3,897)
                                               --------     --------     --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      (2,510)       4,435       (2,490)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      34,616       39,623       26,587
                                               --------     --------     --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      32,106       44,058       24,097
                                               ========     ========     ========


CHANGES IN UNITS:
  Beginning units .........................       2,618        2,203        2,250
                                               --------     --------     --------
  Units purchased .........................         418          735          344
  Units redeemed ..........................        (136)        (243)        (679)
                                               --------     --------     --------
  Ending units ............................       2,900        2,695        1,915
                                               ========     ========     ========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2001, 2000 and 1999
(UNAUDITED)


                                                             WPSmCoGr                                   DrySRGr
                                               -------------------------------------     -------------------------------------
                                                  2001          2000          1999          2001          2000          1999
                                               ---------     ---------     ---------     ---------     ---------     ---------
INVESTMENT ACTIVITY:
  Net investment income ...................    $    (344)         (601)         (104)       (1,046)       (1,031)         (346)
  Realized gain (loss) on investments .....      (13,585)        8,648         1,333        (3,073)       18,772           803
  Change in unrealized gain (loss)
    on investments ........................        2,099       (23,122)         (522)      (38,925)       (8,043)       10,110
  Reinvested capital gains ................           --            --            --            --            --            --
                                               ---------     ---------     ---------     ---------     ---------     ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........      (11,830)      (15,075)          707       (43,044)        9,698        10,567
                                               ---------     ---------     ---------     ---------     ---------     ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        8,575         4,656         1,607        15,235        10,224         5,105
  Transfers between funds .................      (13,566)      142,248       (12,646)      (24,475)      203,543        22,941
  Surrenders ..............................         (836)         (653)           --        (5,732)           --          (352)
  Death benefits (note 4) .................           --            --            --            --       (29,129)           --
  Policy loans (net of repayments) (note 5)        1,654       (14,138)       (3,254)       (2,350)       (4,467)            4
  Deductions for surrender charges
    (note 2d) .............................           52           (25)           --            --            --           (24)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (4,613)       (4,100)       (1,140)       (7,272)       (5,475)       (2,064)
                                               ---------     ---------     ---------     ---------     ---------     ---------
      Net equity transactions .............       (8,734)      127,988       (15,433)      (24,594)      174,696        25,610
                                               ---------     ---------     ---------     ---------     ---------     ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      (20,564)      112,913       (14,726)      (67,638)      184,394        36,177
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      108,425        52,358        39,373       306,143       179,752        69,959
                                               ---------     ---------     ---------     ---------     ---------     ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    $  87,861       165,271        24,647       238,505       364,146       106,136
                                               =========     =========     =========     =========     =========     =========

CHANGES IN UNITS:
  Beginning units .........................        5,111         2,005         2,529         9,490         4,918         2,470
                                               ---------     ---------     ---------     ---------     ---------     ---------
  Units purchased .........................          580         4,926           132           586         5,995           947
  Units redeemed ..........................         (881)         (726)       (1,172)       (1,433)       (1,159)          (81)
                                               ---------     ---------     ---------     ---------     ---------     ---------
  Ending units ............................        4,810         6,205         1,489         8,643         9,754         3,336
                                               =========     =========     =========     =========     =========     =========

                                                              DryStkIx
                                               -------------------------------------
                                                  2001          2000          1999
                                               ---------     ---------     ---------
INVESTMENT ACTIVITY:
  Net investment income ...................          618           648           862
  Realized gain (loss) on investments .....       10,512        34,327         9,665
  Change in unrealized gain (loss)
    on investments ........................      (63,637)      (38,262)       41,033
  Reinvested capital gains ................          108           854         2,126
                                               ---------     ---------     ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........      (52,399)       (2,433)       53,686
                                               ---------     ---------     ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       60,031        52,662        26,926
  Transfers between funds .................      (26,922)       87,680        35,912
  Surrenders ..............................         (291)       (1,061)      (12,557)
  Death benefits (note 4) .................           --       (28,000)           --
  Policy loans (net of repayments) (note 5)         (579)      (12,880)        4,796
  Deductions for surrender charges
    (note 2d) .............................           18           (40)         (846)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................      (21,227)      (18,860)      (12,214)
                                               ---------     ---------     ---------
      Net equity transactions .............       11,030        79,501        42,017
                                               ---------     ---------     ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      (41,369)       77,068        95,703
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      630,562       683,922       437,299
                                               ---------     ---------     ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      589,193       760,990       533,002
                                               =========     =========     =========

CHANGES IN UNITS:
  Beginning units .........................       20,846        20,349        15,567
                                               ---------     ---------     ---------
  Units purchased .........................        2,157         4,408         2,396
  Units redeemed ..........................       (2,012)       (1,899)         (976)
                                               ---------     ---------     ---------
  Ending units ............................       20,991        22,858        16,987
                                               =========     =========     =========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                            DryVApp                               DryVGrInc
                                               ----------------------------------     ----------------------------------
                                                 2001         2000         1999         2001         2000         1999
                                               --------     --------     --------     --------     --------     --------
INVESTMENT ACTIVITY:
  Net investment income ...................    $   (197)        (531)        (844)         (28)         (14)           5
  Realized gain (loss) on investments .....         (13)      32,359          256           19            9            6
  Change in unrealized gain (loss)
    on investments ........................      (3,382)     (34,700)      15,571         (282)         (68)         846
  Reinvested capital gains ................          --           --           --          184            4           --
                                               --------     --------     --------     --------     --------     --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........      (3,592)      (2,872)      14,983         (107)         (69)         857
                                               --------     --------     --------     --------     --------     --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       3,658        3,163        4,802        1,639        1,451          924
  Transfers between funds .................       2,356     (188,180)      18,542          664        4,215          575
  Surrenders ..............................          --           --         (273)          --           --           --
  Death benefits (note 4) .................          --           --           --           --           --           --
  Policy loans (net of repayments) (note 5)          53          (19)         308          197           --           --
  Deductions for surrender charges
    (note 2d) .............................          --           --          (18)          --           --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................      (1,991)      (1,721)      (1,402)        (905)        (698)        (400)
                                               --------     --------     --------     --------     --------     --------
      Net equity transactions .............       4,076     (186,757)      21,959        1,595        4,968        1,099
                                               --------     --------     --------     --------     --------     --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         484     (189,629)      36,942        1,488        4,899        1,956
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      50,409      248,939      202,644       15,466       11,300        7,357
                                               --------     --------     --------     --------     --------     --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    $ 50,893       59,310      239,586       16,954       16,199        9,313
                                               ========     ========     ========     ========     ========     ========


CHANGES IN UNITS:
  Beginning units .........................       3,505       17,060       15,355        1,094          763          576
                                               --------     --------     --------     --------     --------     --------
  Units purchased .........................         437          222        1,726          178          392          114
  Units redeemed ..........................        (152)     (13,312)        (128)         (66)         (47)         (31)
                                               --------     --------     --------     --------     --------     --------
  Ending units ............................       3,790        3,970       16,953        1,206        1,108          659
                                               ========     ========     ========     ========     ========     ========

                                                            FidVEqIn
                                               ----------------------------------
                                                 2001         2000         1999
                                               --------     --------     --------
INVESTMENT ACTIVITY:
  Net investment income ...................       5,107        4,992        4,588
  Realized gain (loss) on investments .....       3,286        2,485       12,837
  Change in unrealized gain (loss)
    on investments ........................     (32,522)     (44,200)      17,428
  Reinvested capital gains ................      18,777       24,393       13,676
                                               --------     --------     --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........      (5,352)     (12,330)      48,529
                                               --------     --------     --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      14,432       14,648       17,619
  Transfers between funds .................       4,110       (2,630)     (41,351)
  Surrenders ..............................         (28)      (4,101)     (11,636)
  Death benefits (note 4) .................          --           --           --
  Policy loans (net of repayments) (note 5)     (10,138)      (6,039)       5,070
  Deductions for surrender charges
    (note 2d) .............................           2         (156)        (784)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................     (13,927)     (10,934)     (11,516)
                                               --------     --------     --------
      Net equity transactions .............      (5,549)      (9,212)     (42,598)
                                               --------     --------     --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (10,901)     (21,542)       5,931
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     405,767      395,379      417,611
                                               --------     --------     --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....     394,866      373,837      423,542
                                               ========     ========     ========


CHANGES IN UNITS:
  Beginning units .........................      10,090       10,575       11,782
                                               --------     --------     --------
  Units purchased .........................         483          449          517
  Units redeemed ..........................        (625)        (710)      (1,654)
                                               --------     --------     --------
  Ending units ............................       9,948       10,314       10,645
                                               ========     ========     ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                               FidVGr                                      FidVHiIn
                                              ----------------------------------------     ----------------------------------------
                                                 2001           2000           1999           2001           2000           1999
                                              ----------     ----------     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...................   $   (4,110)        (4,573)        (1,713)         6,982          6,602          4,317
  Realized gain (loss) on investments .....       (4,846)        97,967          5,211         (1,152)        (8,100)          (209)
  Change in unrealized gain (loss)
    on investments ........................     (253,270)      (160,589)        18,087        (10,431)        (4,456)          (492)
  Reinvested capital gains ................       96,517        128,304         72,571             --             --            169
                                              ----------     ----------     ----------     ----------     ----------     ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........     (165,709)        61,109         94,156         (4,601)        (5,954)         3,785
                                              ----------     ----------     ----------     ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       28,958         62,885         41,935          1,791          2,446          2,459
  Transfers between funds .................      (92,815)       649,734        110,155            761         (3,563)       (10,750)
  Surrenders ..............................       (8,319)       (93,562)       (18,095)            --             --             --
  Death benefits (note 4) .................           --             --             --             --        (24,545)            --
  Policy loans (net of repayments) (note 5)      (41,626)       (69,950)           405              5         (1,906)          (822)
  Deductions for surrender charges
    (note 2d) .............................          514         (3,552)        (1,219)            --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................      (40,599)       (34,776)       (20,560)        (1,974)        (2,453)        (1,421)
                                              ----------     ----------     ----------     ----------     ----------     ----------
      Net equity transactions .............     (153,887)       510,779        112,621            583        (30,021)       (10,534)
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (319,596)       571,888        206,777         (4,018)       (35,975)        (6,749)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    1,502,222      1,149,843        626,463         59,240        110,783         55,873
                                              ----------     ----------     ----------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $1,182,626      1,721,731        833,240         55,222         74,808         49,124
                                              ==========     ==========     ==========     ==========     ==========     ==========

CHANGES IN UNITS:
  Beginning units .........................       30,430         20,570         15,280          2,747          3,951          2,138
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units purchased .........................        1,366         12,408          3,698            123             94             96
  Units redeemed ..........................       (5,179)        (3,558)        (1,145)          (100)        (1,230)          (486)
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Ending units ............................       26,617         29,420         17,833          2,770          2,815          1,748
                                              ==========     ==========     ==========     ==========     ==========     ==========

                                                              FidVOvSe
                                              ----------------------------------------
                                                 2001           2000           1999
                                              ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...................        1,959            428            258
  Realized gain (loss) on investments .....         (278)         9,214            297
  Change in unrealized gain (loss)
    on investments ........................      (10,696)       (15,571)           423
  Reinvested capital gains ................        3,374          3,964            554
                                              ----------     ----------     ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (5,641)        (1,965)         1,532
                                              ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        2,124          2,115          1,842
  Transfers between funds .................        3,185         12,436           (905)
  Surrenders ..............................           --             --         (2,958)
  Death benefits (note 4) .................           --             --             --
  Policy loans (net of repayments) (note 5)            9            (42)         1,515
  Deductions for surrender charges
    (note 2d) .............................           --             --           (199)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (1,190)          (966)          (620)
                                              ----------     ----------     ----------
      Net equity transactions .............        4,128         13,543         (1,325)
                                              ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (1,513)        11,578            207
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................       44,672         43,240         21,834
                                              ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....       43,159         54,818         22,041
                                              ==========     ==========     ==========

CHANGES IN UNITS:
  Beginning units .........................        2,074          1,611          1,151
                                              ----------     ----------     ----------
  Units purchased .........................          273            595            101
  Units redeemed ..........................          (75)           (46)          (173)
                                              ----------     ----------     ----------
  Ending units ............................        2,272          2,160          1,079
                                              ==========     ==========     ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                             FidVAM                                FidVCon
                                               ----------------------------------     ----------------------------------
                                                 2001         2000         1999         2001         2000         1999
                                               --------     --------     --------     --------     --------     --------
INVESTMENT ACTIVITY:
  Net investment income ...................    $  3,150        2,659        2,775        2,708         (540)         292
  Realized gain (loss) on investments .....         (77)         275          250        9,774        7,731        8,163
  Change in unrealized gain (loss)
    on investments ........................      (7,805)     (11,115)      (2,099)    (112,241)    (109,410)      29,988
  Reinvested capital gains ................       1,307        7,145        4,012       19,190       89,503       17,876
                                               --------     --------     --------     --------     --------     --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........      (3,425)      (1,036)       4,938      (80,569)     (12,716)      56,319
                                               --------     --------     --------     --------     --------     --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         693        2,442          790       22,764       22,055       19,635
  Transfers between funds .................          --          541        7,158        7,341      157,883       60,672
  Surrenders ..............................          --           --           --      (15,986)      (3,957)      (3,297)
  Death benefits (note 4) .................          --           --           --           --           --           --
  Policy loans (net of repayments) (note 5)         (17)      (2,264)        (190)       2,218      (15,117)     (11,328)
  Deductions for surrender charges
    (note 2d) .............................          --           --           --          988         (150)        (222)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................      (1,964)      (1,758)      (2,275)     (13,337)     (11,349)      (7,268)
                                               --------     --------     --------     --------     --------     --------
      Net equity transactions .............      (1,288)      (1,039)       5,483        3,988      149,365       58,192
                                               --------     --------     --------     --------     --------     --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      (4,713)      (2,075)      10,421      (76,581)     136,649      114,511
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      87,106       94,320       95,340      756,720      676,082      488,648
                                               --------     --------     --------     --------     --------     --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    $ 82,393       92,245      105,761      680,139      812,731      603,159
                                               ========     ========     ========     ========     ========     ========


CHANGES IN UNITS:
  Beginning units .........................       3,341        3,448        3,841       31,245       25,860       23,039
                                               --------     --------     --------     --------     --------     --------
  Units purchased .........................          41          118          327        1,491        7,076        3,593
  Units redeemed ..........................         (92)        (157)        (104)      (1,431)      (1,310)        (969)
                                               --------     --------     --------     --------     --------     --------
  Ending units ............................       3,290        3,409        4,064       31,305       31,626       25,663
                                               ========     ========     ========     ========     ========     ========

                                                            FidVGrOp
                                               ----------------------------------
                                                 2001         2000         1999
                                               --------     --------     --------
INVESTMENT ACTIVITY:
  Net investment income ...................          (1)          92           50
  Realized gain (loss) on investments .....        (700)        (606)         626
  Change in unrealized gain (loss)
    on investments ........................        (826)        (702)        (136)
  Reinvested capital gains ................          --          798          160
                                               --------     --------     --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........      (1,527)        (418)         700
                                               --------     --------     --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       1,948        2,383        1,576
  Transfers between funds .................      (1,472)       8,231        4,979
  Surrenders ..............................      (1,143)      (1,990)      (3,125)
  Death benefits (note 4) .................          --           --           --
  Policy loans (net of repayments) (note 5)        (398)        (479)         665
  Deductions for surrender charges
    (note 2d) .............................          71          (76)        (210)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (637)        (533)        (605)
                                               --------     --------     --------
      Net equity transactions .............      (1,631)       7,536        3,280
                                               --------     --------     --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      (3,158)       7,118        3,980
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      17,144       12,892        8,074
                                               --------     --------     --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      13,986       20,010       12,054
                                               ========     ========     ========

CHANGES IN UNITS:
  Beginning units .........................       1,487          920          596
                                               --------     --------     --------
  Units purchased .........................         199          787          614
  Units redeemed ..........................        (351)        (219)        (371)
                                               --------     --------     --------
  Ending units ............................       1,335        1,488          839
                                               ========     ========     ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                              NSATCapAp                                    NSATGvtBd
                                              -----------------------------------------    ----------------------------------------
                                                  2001           2000           1999           2001           2000          1999
                                              -----------    -----------    -----------    -----------    -----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ...................   $   (16,681)       (15,887)        (8,543)        36,600         41,882        42,694
  Realized gain (loss) on investments .....        32,450        378,167        115,334          4,978         (5,884)       11,114
  Change in unrealized gain (loss)
    on investments ........................    (1,083,718)      (367,077)       813,758         (8,085)        22,108      (103,673)
  Reinvested capital gains ................            --             --             --             --             --            --
                                              -----------    -----------    -----------    -----------    -----------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........    (1,067,949)        (4,797)       920,549         33,493         58,106       (49,865)
                                              -----------    -----------    -----------    -----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       330,602        359,334        400,602         81,730         95,207       110,956
  Transfers between funds .................      (116,593)      (490,869)        63,268        119,710        (95,257)      (72,672)
  Surrenders ..............................      (129,572)      (162,179)      (127,917)       (21,224)      (111,668)      (47,300)
  Death benefits (note 4) .................            --        (23,706)        (9,070)        (6,157)            --            --
  Policy loans (net of repayments) (note 5)        40,304        (49,652)       (92,436)       (57,902)       (12,504)       (6,094)
  Deductions for surrender charges
    (note 2d) .............................         8,007         (6,157)        (8,617)         1,312         (4,239)       (3,187)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................      (176,818)      (204,317)      (216,756)       (78,761)       (67,812)      (71,143)
                                              -----------    -----------    -----------    -----------    -----------    ----------
      Net equity transactions .............       (44,070)      (577,546)         9,074         38,708       (196,273)      (89,440)
                                              -----------    -----------    -----------    -----------    -----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (1,112,019)      (582,343)       929,623         72,201       (138,167)     (139,305)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     5,004,725      7,770,383      7,989,325      1,648,947      1,700,303     1,977,998
                                              -----------    -----------    -----------    -----------    -----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 3,892,706      7,188,040      8,918,948      1,721,148      1,562,136     1,838,693
                                              ===========    ===========    ===========    ===========    ===========    ==========

CHANGES IN UNITS:
  Beginning units .........................       209,596        237,180        252,268         84,317         97,069       109,393
                                              -----------    -----------    -----------    -----------    -----------    ----------
  Units purchased .........................        19,033         12,360         15,192         10,454          5,714         6,468
  Units redeemed ..........................       (20,593)       (30,912)       (14,854)        (8,507)       (16,716)      (11,497)
                                              -----------    -----------    -----------    -----------    -----------    ----------
  Ending units ............................       208,036        218,628        252,606         86,264         86,067       104,364
                                              ===========    ===========    ===========    ===========    ===========    ==========

                                                               NSATMMkt
                                              -----------------------------------------
                                                  2001           2000           1999
                                              -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...................        13,735         13,144          2,008
  Realized gain (loss) on investments .....            --             --             --
  Change in unrealized gain (loss)
    on investments ........................            --             --             --
  Reinvested capital gains ................            --             --             --
                                              -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        13,735         13,144          2,008
                                              -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         3,891          4,518         13,606
  Transfers between funds .................       132,861         46,853         (6,777)
  Surrenders ..............................       (16,148)       (14,950)      (227,277)
  Death benefits (note 4) .................            --             --             --
  Policy loans (net of repayments) (note 5)       (57,425)          (222)        (8,808)
  Deductions for surrender charges
    (note 2d) .............................           998           (567)       (15,310)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (6,387)        (6,123)        (5,226)
                                              -----------    -----------    -----------
      Net equity transactions .............        57,790         29,509       (249,792)
                                              -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        71,525         42,653       (247,784)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................       647,040        538,077        325,058
                                              -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....       718,565        580,730         77,274
                                              ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .........................        44,405         38,841         24,405
                                              -----------    -----------    -----------
  Units purchased .........................         9,465          3,646          1,112
  Units redeemed ..........................        (5,479)        (1,553)       (19,823)
                                              -----------    -----------    -----------
  Ending units ............................        48,391         40,934          5,694
                                              ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                              NSATSmCapV                                   NSATSmCo
                                              -----------------------------------------   -----------------------------------------
                                                  2001           2000           1999          2001           2000           1999
                                              -----------    -----------    -----------   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...................   $      (586)          (156)            --          (624)          (588)          (127)
  Realized gain (loss) on investments .....           419            226             --        (2,983)        13,962          1,273
  Change in unrealized gain (loss)
    on investments ........................        30,285          3,532             --           389         (5,894)           458
  Reinvested capital gains ................            --             --             --            --             --             --
                                              -----------    -----------    -----------   -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        30,118          3,602             --        (3,218)         7,480          1,604
                                              -----------    -----------    -----------   -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         3,571          1,116             --        11,039          8,552          3,859
  Transfers between funds .................        74,605         14,068             --       (15,926)       130,238        (12,805)
  Surrenders ..............................            --         (3,253)            --            --        (17,143)            --
  Death benefits (note 4) .................            --             --             --            --             --             --
  Policy loans (net of repayments) (note 5)        (1,871)          (115)            --         3,212        (17,887)          (941)
  Deductions for surrender charges
    (note 2d) .............................            --           (124)            --            --           (651)            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (3,548)          (463)            --        (6,266)        (3,689)        (1,339)
                                              -----------    -----------    -----------   -----------    -----------    -----------
      Net equity transactions .............        72,757         11,229             --        (7,941)        99,420        (11,226)
                                              -----------    -----------    -----------   -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       102,875         14,831             --       (11,159)       106,900         (9,622)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        82,217         33,948             --       235,101         70,784         42,336
                                              -----------    -----------    -----------   -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $   185,092         48,779             --       223,942        177,684         32,714
                                              ===========    ===========    ===========   ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .........................         6,867          3,128             --         9,383          3,052          2,608
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Units purchased .........................         5,411          1,266             --           660          5,711            254
  Units redeemed ..........................          (433)          (329)            --          (947)        (1,616)          (982)
                                              -----------    -----------    -----------   -----------    -----------    -----------
  Ending units ............................        11,845          4,065             --         9,096          7,147          1,880
                                              ===========    ===========    ===========   ===========    ===========    ===========

                                                             NSATTotRtn
                                              -----------------------------------------
                                                  2001           2000           1999
                                              -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...................        (4,624)       (22,929)           276
  Realized gain (loss) on investments .....        28,203        965,553        334,570
  Change in unrealized gain (loss)
    on investments ........................    (1,274,338)      (504,969)     1,577,046
  Reinvested capital gains ................            --             --          8,697
                                              -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........    (1,250,759)       437,655      1,920,589
                                              -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       764,980        864,813      1,009,437
  Transfers between funds .................      (110,659)    (1,392,637)      (114,365)
  Surrenders ..............................      (433,676)      (495,891)      (427,994)
  Death benefits (note 4) .................        (8,777)      (164,219)        (8,553)
  Policy loans (net of repayments) (note 5)       (20,892)      (165,760)      (263,204)
  Deductions for surrender charges
    (note 2d) .............................        26,801        (18,825)       (28,831)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................      (553,289)      (556,138)      (572,448)
                                              -----------    -----------    -----------
      Net equity transactions .............      (335,512)    (1,928,657)      (405,958)
                                              -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (1,586,271)    (1,491,002)     1,514,631
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    15,237,051     18,714,700     18,984,736
                                              -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    13,650,780     17,223,698     20,499,367
                                              ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units .........................       447,240        533,407        574,062
                                              -----------    -----------    -----------
  Units purchased .........................        26,115         27,255         31,884
  Units redeemed ..........................       (36,609)       (83,825)       (44,018)
                                              -----------    -----------    -----------
  Ending units ............................       436,746        476,837        561,928
                                              ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                              NBAMTBal                                     NBAMTGro
                                              ----------------------------------------     ----------------------------------------
                                                 2001           2000           1999           2001           2000           1999
                                              ----------     ----------     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...................   $   17,395         22,955         18,271           (856)        (1,028)          (229)
  Realized gain (loss) on investments .....      (22,855)        31,978          5,970        (21,674)        12,077              1
  Change in unrealized gain (loss)
    on investments ........................     (549,578)      (129,121)       (35,301)      (121,852)       (10,297)        (1,529)
  Reinvested capital gains ................      422,854        238,178         35,116         96,494         19,526          3,161
                                              ----------     ----------     ----------     ----------     ----------     ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........     (132,184)       163,990         24,056        (47,888)        20,278          1,404
                                              ----------     ----------     ----------     ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       64,858         75,460         85,318         16,618          9,129          5,064
  Transfers between funds .................       (4,056)       (27,070)       (30,615)       (15,736)       207,369         (4,988)
  Surrenders ..............................      (38,043)      (122,344)       (39,263)        (6,185)        (6,182)        (2,995)
  Death benefits (note 4) .................       (7,251)            --             --             --             --             --
  Policy loans (net of repayments) (note 5)       (2,705)        21,300        (10,140)        (4,821)       (23,740)          (205)
  Deductions for surrender charges
    (note 2d) .............................        2,351         (4,644)        (2,645)             8           (235)          (202)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................      (45,100)       (51,003)       (47,291)        (8,102)        (6,560)        (2,323)
                                              ----------     ----------     ----------     ----------     ----------     ----------
      Net equity transactions .............      (29,946)      (108,301)       (44,636)       (18,218)       179,781         (5,649)
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (162,130)        55,689        (20,580)       (66,106)       200,059         (4,245)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    1,388,661      1,721,608      1,441,951        272,983        105,211         62,482
                                              ----------     ----------     ----------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $1,226,531      1,777,297      1,421,371        206,877        305,270         58,237
                                              ==========     ==========     ==========     ==========     ==========     ==========

CHANGES IN UNITS:
  Beginning units .........................       55,909         65,636         72,841          8,236          2,782          2,465
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units purchased .........................        3,069          2,818          4,510            681          5,130            257
  Units redeemed ..........................       (4,463)        (6,783)        (6,796)        (1,204)          (819)          (483)
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Ending units ............................       54,515         61,671         70,555          7,713          7,093          2,239
                                              ==========     ==========     ==========     ==========     ==========     ==========

                                                             NBAMTGuard
                                              ----------------------------------------
                                                 2001           2000           1999
                                              ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...................           (9)            35             (3)
  Realized gain (loss) on investments .....            7            149             31
  Change in unrealized gain (loss)
    on investments ........................       (1,037)         1,275             86
  Reinvested capital gains ................        1,012             --             --
                                              ----------     ----------     ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........          (27)         1,459            114
                                              ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        1,347            529             88
  Transfers between funds .................       12,902         10,871            533
  Surrenders ..............................           --             --             --
  Death benefits (note 4) .................           --             --             --
  Policy loans (net of repayments) (note 5)          (24)            --             --
  Deductions for surrender charges
    (note 2d) .............................           --             --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................         (908)          (263)           (18)
                                              ----------     ----------     ----------
      Net equity transactions .............       13,317         11,137            603
                                              ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       13,290         12,596            717
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................       12,594          1,306            512
                                              ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....       25,884         13,902          1,229
                                              ==========     ==========     ==========

CHANGES IN UNITS:
  Beginning units .........................        1,182            123             55
                                              ----------     ----------     ----------
  Units purchased .........................        1,310          1,169             60
  Units redeemed ..........................          (91)           (25)            (2)
                                              ----------     ----------     ----------
  Ending units ............................        2,401          1,267            113
                                              ==========     ==========     ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                            NBAMTLMat                              NBAMTPart
                                               ----------------------------------     ----------------------------------
                                                 2001         2000         1999         2001         2000         1999
                                               --------     --------     --------     --------     --------     --------
INVESTMENT ACTIVITY:
  Net investment income ...................    $    206          273          209          (31)         431        1,012
  Realized gain (loss) on investments .....          (2)         (36)         (12)        (619)      (1,081)       4,059
  Change in unrealized gain (loss)
    on investments ........................         (57)        (165)        (172)      (4,312)     (20,032)       9,005
  Reinvested capital gains ................          --           --           --        3,943       19,026        2,679
                                               --------     --------     --------     --------     --------     --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........         147           72           25       (1,019)      (1,656)      16,755
                                               --------     --------     --------     --------     --------     --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       1,020        1,032          750        4,122        5,534       12,403
  Transfers between funds .................          --           --           --         (287)     (14,085)     (12,877)
  Surrenders ..............................          --           --           --           --         (499)         (83)
  Death benefits (note 4) .................          --           --           --           --           --           --
  Policy loans (net of repayments) (note 5)          23           59       (7,954)         200       (2,640)       4,863
  Deductions for surrender charges
    (note 2d) .............................          --           --           --           --          (19)          (6)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (504)        (311)        (343)      (2,889)      (2,606)      (3,170)
                                               --------     --------     --------     --------     --------     --------
      Net equity transactions .............         539          780       (7,547)       1,146      (14,315)       1,130
                                               --------     --------     --------     --------     --------     --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         686          852       (7,522)         127      (15,971)      17,885
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................       3,312        4,054       11,220      112,250      128,664      129,095
                                               --------     --------     --------     --------     --------     --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    $  3,998        4,906        3,698      112,377      112,693      146,980
                                               ========     ========     ========     ========     ========     ========

CHANGES IN UNITS:
  Beginning units .........................         209          271          755        4,486        5,137        5,490
                                               --------     --------     --------     --------     --------     --------
  Units purchased .........................          69           75           54          263          278          774
  Units redeemed ..........................         (36)         (23)        (560)        (211)        (873)        (724)
                                               --------     --------     --------     --------     --------     --------
  Ending units ............................         242          323          249        4,538        4,542        5,540
                                               ========     ========     ========     ========     ========     ========

                                                            OppBdVA
                                               ----------------------------------
                                                 2001         2000         1999
                                               --------     --------     --------
INVESTMENT ACTIVITY:
  Net investment income ...................         763          376          493
  Realized gain (loss) on investments .....         (95)         (41)          13
  Change in unrealized gain (loss)
    on investments ........................        (146)        (260)        (799)
  Reinvested capital gains ................          --           --           52
                                               --------     --------     --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........         522           75         (241)
                                               --------     --------     --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       1,100          636        1,347
  Transfers between funds .................       1,110           --           --
  Surrenders ..............................      (1,471)          --           --
  Death benefits (note 4) .................          --           --           --
  Policy loans (net of repayments) (note 5)         (40)        (170)          --
  Deductions for surrender charges
    (note 2d) .............................          91           --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................        (753)        (308)        (932)
                                               --------     --------     --------
      Net equity transactions .............          37          158          415
                                               --------     --------     --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         559          233          174
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      10,481        4,652       11,242
                                               --------     --------     --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      11,040        4,885       11,416
                                               ========     ========     ========

CHANGES IN UNITS:
  Beginning units .........................         563          263          621
                                               --------     --------     --------
  Units purchased .........................         120           36           75
  Units redeemed ..........................        (118)         (27)         (52)
                                               --------     --------     --------
  Ending units ............................         565          272          644
                                               ========     ========     ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                             OppCapApVA                               OppGlSecVA
                                               -------------------------------------     -------------------------------------
                                                  2001          2000          1999          2001          2000          1999
                                               ---------     ---------     ---------     ---------     ---------     ---------
INVESTMENT ACTIVITY:
  Net investment income ...................    $     649          (629)          (16)          639          (211)          471
  Realized gain (loss) on investments .....       (4,854)        3,390            47       (10,553)       47,733         3,224
  Change in unrealized gain (loss)
    on investments ........................      (43,782)        1,018         1,871       (37,002)      (57,639)        2,110
  Reinvested capital gains ................       29,063        11,366           490        26,498        33,053         2,005
                                               ---------     ---------     ---------     ---------     ---------     ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........      (18,924)       15,145         2,392       (20,418)       22,936         7,810
                                               ---------     ---------     ---------     ---------     ---------     ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       32,404        11,267         1,258        15,476         8,286         3,943
  Transfers between funds .................       31,955       220,611        10,818       (18,004)       73,582             5
  Surrenders ..............................         (664)         (935)           --            --       (72,944)       (3,037)
  Death benefits (note 4) .................           --            --            --            --            --            --
  Policy loans (net of repayments) (note 5)        2,230       (16,363)          (68)        2,135          (619)       (7,732)
  Deductions for surrender charges
    (note 2d) .............................           41           (35)           --            --        (2,769)         (205)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................      (29,697)       (4,916)         (529)       (5,044)       (3,357)       (1,509)
                                               ---------     ---------     ---------     ---------     ---------     ---------
      Net equity transactions .............       36,269       209,629        11,479        (5,437)        2,179        (8,535)
                                               ---------     ---------     ---------     ---------     ---------     ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       17,345       224,774        13,871       (25,855)       25,115          (725)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      325,516        85,955         9,566       216,097       189,931        68,885
                                               ---------     ---------     ---------     ---------     ---------     ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    $ 342,861       310,729        23,437       190,242       215,046        68,160
                                               =========     =========     =========     =========     =========     =========

CHANGES IN UNITS:
  Beginning units .........................       18,201         4,757           744         7,110         6,515         3,715
                                               ---------     ---------     ---------     ---------     ---------     ---------
  Units purchased .........................        2,739        12,167           880           667         2,570           206
  Units redeemed ..........................         (705)       (1,145)          (44)         (918)       (2,395)         (678)
                                               ---------     ---------     ---------     ---------     ---------     ---------
  Ending units ............................       20,235        15,779         1,580         6,859         6,690         3,243
                                               =========     =========     =========     =========     =========     =========

                                                             OppMltStVA
                                               -------------------------------------
                                                  2001          2000          1999
                                               ---------     ---------     ---------
INVESTMENT ACTIVITY:
  Net investment income ...................        1,116           476           280
  Realized gain (loss) on investments .....          776           154             3
  Change in unrealized gain (loss)
    on investments ........................       (1,122)         (693)           (2)
  Reinvested capital gains ................        1,680           757           458
                                               ---------     ---------     ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        2,450           694           739
                                               ---------     ---------     ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      (18,658)          794           741
  Transfers between funds .................           92          (747)           --
  Surrenders ..............................           --            --            --
  Death benefits (note 4) .................           --            --            --
  Policy loans (net of repayments) (note 5)           (4)         (202)           --
  Deductions for surrender charges
    (note 2d) .............................           --            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................         (432)         (337)         (320)
                                               ---------     ---------     ---------
      Net equity transactions .............      (19,002)         (492)          421
                                               ---------     ---------     ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      (16,552)          202         1,160
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................       50,741        10,899         8,942
                                               ---------     ---------     ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .....       34,189        11,101        10,102
                                               =========     =========     =========

CHANGES IN UNITS:
  Beginning units .........................        1,909           433           394
                                               ---------     ---------     ---------
  Units purchased .........................           50            30            32
  Units redeemed ..........................         (733)          (48)          (14)
                                               ---------     ---------     ---------
  Ending units ............................        1,226           415           412
                                               =========     =========     =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                               StOpp2                                   StDisc2
                                               -------------------------------------     -------------------------------------
                                                  2001          2000          1999          2001          2000          1999
                                               ---------     ---------     ---------     ---------     ---------     ---------
INVESTMENT ACTIVITY:
  Net investment income ...................    $    (295)         (688)         (560)           78          (113)          (85)
  Realized gain (loss) on investments .....        5,439         2,913         1,589          (383)          (69)         (475)
  Change in unrealized gain (loss)
    on investments ........................       (6,953)        3,778         8,957        (2,430)        3,132        (3,830)
  Reinvested capital gains ................           --            --        15,628         5,513            --         3,517
                                               ---------     ---------     ---------     ---------     ---------     ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (1,809)        6,003        25,614         2,778         2,950          (873)
                                               ---------     ---------     ---------     ---------     ---------     ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        9,985        13,706         8,527         1,510         2,959         1,206
  Transfers between funds .................       (6,675)        3,169        (5,286)           --           (56)        3,108
  Surrenders ..............................      (15,636)       (1,254)         (280)       (3,579)           --            --
  Death benefits (note 4) .................           --            --            --            --            --            --
  Policy loans (net of repayments) (note 5)       (5,794)       (5,780)         (534)            7        (2,294)        1,251
  Deductions for surrender charges
    (note 2d) .............................          966           (48)          (19)           --            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (6,347)       (4,870)       (4,576)         (966)         (653)         (631)
                                               ---------     ---------     ---------     ---------     ---------     ---------
      Net equity transactions .............      (23,501)        4,923        (2,168)       (3,028)          (44)        4,934
                                               ---------     ---------     ---------     ---------     ---------     ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      (25,310)       10,926        23,446          (250)        2,906         4,061
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      176,517       164,139       135,650        34,782        26,438        18,874
                                               ---------     ---------     ---------     ---------     ---------     ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    $ 151,207       175,065       159,096        34,532        29,344        22,935
                                               =========     =========     =========     =========     =========     =========

CHANGES IN UNITS:
  Beginning units .........................        4,133         4,055         4,485         1,659         1,306           972
                                               ---------     ---------     ---------     ---------     ---------     ---------
  Units purchased .........................          239           409           262            71           142           404
  Units redeemed ..........................         (827)         (292)         (335)         (223)         (146)         (122)
                                               ---------     ---------     ---------     ---------     ---------     ---------
  Ending units ............................        3,545         4,172         4,412         1,507         1,302         1,254
                                               =========     =========     =========     =========     =========     =========

                                                             StIntStk2
                                               -------------------------------------
                                                  2001          2000          1999
                                               ---------     ---------     ---------
INVESTMENT ACTIVITY:
  Net investment income ...................          (61)         (297)           --
  Realized gain (loss) on investments .....       (1,117)       36,104        (1,572)
  Change in unrealized gain (loss)
    on investments ........................       (1,778)      (39,702)        2,468
  Reinvested capital gains ................          536            --            --
                                               ---------     ---------     ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........       (2,420)       (3,895)          896
                                               ---------     ---------     ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        1,958         2,167           757
  Transfers between funds .................           --         4,934            --
  Surrenders ..............................           --       (73,859)           --
  Death benefits (note 4) .................           --            --            --
  Policy loans (net of repayments) (note 5)         (662)       (1,079)       (5,995)
  Deductions for surrender charges
    (note 2d) .............................           --        (2,804)           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................         (658)       (1,171)         (292)
                                               ---------     ---------     ---------
      Net equity transactions .............          638       (71,812)       (5,530)
                                               ---------     ---------     ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (1,782)      (75,707)       (4,634)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................       16,385       102,614        12,426
                                               ---------     ---------     ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .....       14,603        26,907         7,792
                                               =========     =========     =========

CHANGES IN UNITS:
  Beginning units .........................        1,619         6,083         1,368
                                               ---------     ---------     ---------
  Units purchased .........................          222           221            79
  Units redeemed ..........................         (157)       (4,486)         (673)
                                               ---------     ---------     ---------
  Ending units ............................        1,684         1,818           774
                                               =========     =========     =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                              MSUEmMkt                                 MSUUSRealE
                                                ------------------------------------      ------------------------------------
                                                  2001          2000          1999          2001          2000          1999
                                                --------      --------      --------      --------      --------      --------
INVESTMENT ACTIVITY:
  Net investment income ...................     $     (5)          (43)           (1)         (291)          561         1,243
  Realized gain (loss) on investments .....           --           481            --            31          (404)       (1,367)
  Change in unrealized gain (loss)
    on investments ........................           54           190             7         6,731         1,538         1,537
  Reinvested capital gains ................           --            --            --            --            --            --
                                                --------      --------      --------      --------      --------      --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........           49           628             6         6,471         1,695         1,413
                                                --------      --------      --------      --------      --------      --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................           83            59            12         2,876         1,284         1,967
  Transfers between funds .................          453         7,914           576        40,414            --        (5,001)
  Surrenders ..............................           --            --            --            --            --            --
  Death benefits (note 4) .................           --            --            --            --            --            --
  Policy loans (net of repayments) (note 5)           20            --            --          (753)       (1,330)         (292)
  Deductions for surrender charges
    (note 2d) .............................           --            --            --            --            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................          (50)         (138)           (4)       (1,931)         (416)         (612)
                                                --------      --------      --------      --------      --------      --------
      Net equity transactions .............          506         7,835           584        40,606          (462)       (3,938)
                                                --------      --------      --------      --------      --------      --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....          555         8,463           590        47,077         1,233        (2,525)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................          872           717            --        42,529        13,058        20,855
                                                --------      --------      --------      --------      --------      --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....     $  1,427         9,180           590        89,606        14,291        18,330
                                                ========      ========      ========      ========      ========      ========

CHANGES IN UNITS:
  Beginning units .........................           88            80            --         2,197           857         1,312
                                                --------      --------      --------      --------      --------      --------
  Units purchased .........................           55           900            75         2,299            90           128
  Units redeemed ..........................           (5)          (15)           --          (196)         (123)         (373)
                                                --------      --------      --------      --------      --------      --------
  Ending units ............................          138           965            75         4,300           824         1,067
                                                ========      ========      ========      ========      ========      ========

                                                               VEWwBd
                                                ------------------------------------
                                                  2001          2000          1999
                                                --------      --------      --------
INVESTMENT ACTIVITY:
  Net investment income ...................           69            73            61
  Realized gain (loss) on investments .....           (8)           (5)            1
  Change in unrealized gain (loss)
    on investments ........................         (199)          (77)         (223)
  Reinvested capital gains ................           --            --            30
                                                --------      --------      --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........         (138)           (9)         (131)
                                                --------      --------      --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................          191           205           186
  Transfers between funds .................           --            --            --
  Surrenders ..............................           --            --            --
  Death benefits (note 4) .................           --            --            --
  Policy loans (net of repayments) (note 5)           --            --            --
  Deductions for surrender charges
    (note 2d) .............................           --            --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................         (178)         (150)         (158)
                                                --------      --------      --------
      Net equity transactions .............           13            55            28
                                                --------      --------      --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         (125)           46          (103)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        1,797         1,680         1,776
                                                --------      --------      --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        1,672         1,726         1,673
                                                ========      ========      ========

CHANGES IN UNITS:
  Beginning units .........................          127           120           116
                                                --------      --------      --------
  Units purchased .........................           14            14            13
  Units redeemed ..........................          (13)          (10)          (11)
                                                --------      --------      --------
  Ending units ............................          128           124           118
                                                ========      ========      ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)


                                                           VEWwEmgMkt                             VEWwHrdAst
                                               ----------------------------------     ----------------------------------
                                                 2001         2000         1999         2001         2000         1999
                                               --------     --------     --------     --------     --------     --------
INVESTMENT ACTIVITY:
  Net investment income ...................    $   (126)        (147)         (21)          32           40           60
  Realized gain (loss) on investments .....        (924)       4,954         (744)           2         (161)      (1,007)
  Change in unrealized gain (loss)
    on investments ........................         653      (14,607)       3,038         (217)         324        1,891
  Reinvested capital gains ................          --           --           --           --           --           --
                                               --------     --------     --------     --------     --------     --------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ...........        (397)      (9,800)       2,273         (183)         203          944
                                               --------     --------     --------     --------     --------     --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       2,398        2,034          239          523          587          659
  Transfers between funds .................           7       34,364        2,222           --           --         (698)
  Surrenders ..............................          --           --           --           --          (55)          --
  Death benefits (note 4) .................          --           --           --           --           --           --
  Policy loans (net of repayments) (note 5)        (300)         (16)        (187)          --         (211)        (594)
  Deductions for surrender charges
    (note 2d) .............................          --           --           --           --           (2)          --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................      (1,228)      (1,120)        (123)        (394)        (367)        (432)
                                               --------     --------     --------     --------     --------     --------
      Net equity transactions .............         877       35,262        2,151          129          (48)      (1,065)
                                               --------     --------     --------     --------     --------     --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         480       25,462        4,424          (54)         155         (121)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      30,204       25,853        4,164        4,715        5,688        5,472
                                               --------     --------     --------     --------     --------     --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    $ 30,684       51,315        8,588        4,661        5,843        5,351
                                               ========     ========     ========     ========     ========     ========

CHANGES IN UNITS:
  Beginning units .........................       4,564        2,253          721          291          388          448
                                               --------     --------     --------     --------     --------     --------
  Units purchased .........................         362        2,985          526           33           40           54
  Units redeemed ..........................        (237)        (112)        (224)         (25)         (43)        (130)
                                               --------     --------     --------     --------     --------     --------
  Ending units ............................       4,689        5,126        1,023          299          385          372
                                               ========     ========     ========     ========     ========     ========

See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                          NOTES TO FINANCIAL STATEMENTS
                          JUNE 30, 2001, 2000 AND 1999
                                   (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts with a front-end sales load, a surrender charge and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following funds:

          Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
            American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
            American Century VP - American Century VP Income & Growth
            (ACVPIncGr)
            American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)

          Portfolios of the Credit Suisse Warburg Pincus Trust;
            Credit Suisse Warburg Pincus Trust - Global Post - Venture Capital Portfolio (WPTGloPVC)
            Credit Suisse Warburg Pincus Trust - International Equity Portfolio (WPTIntEq)
            Credit Suisse Warburg Pincus Trust - Small Company Growth Portfolio (WPTSmCoGr)

          The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)

          Dreyfus Stock Index Fund (DryStkIx)

          Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
            Dreyfus VIF - Appreciation Portfolio (DryVApp)
            Dreyfus VIF - Growth and Income Portfolio (DryVGrInc)

          Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
            Fidelity VIP - Equity-Income Portfolio (FidVEqIn)
            Fidelity VIP - Growth Portfolio (FidVGr)
            Fidelity VIP - High Income Portfolio (FidVHiIn)
            Fidelity VIP - Overseas Portfolio (FidVOvSe)

          Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
            Fidelity VIP-II - Asset Manager Portfolio (FidVAM)
            Fidelity VIP-II - Contrafund Portfolio (FidVCon)

          Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
            Fidelity VIP-III - Growth Opportunities Portfolio (FidVGrOp)

          Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
            Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
            Nationwide SAT - Money Market Fund (NSATMMkt)

            Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
            Nationwide SAT - Small Company Fund (NSATSmCo)
            Nationwide SAT - Total Return Fund (NSATTotRtn)

          Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
            Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
            Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
            Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
            Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

          Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
            Oppenheimer Bond Fund/VA (OppBdVA)
            Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
            Oppenheimer Global Securities Fund/VA (OppGlSecVA)
            Oppenheimer Multiple Strategies Fund/VA (OppMltStVA)

          Strong Opportunity Fund II, Inc. (StOpp2)

          Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
            Strong VIF - Strong Discovery Fund II (StDisc2)
            Strong VIF - Strong International Stock Fund II (StIntStk2)

          Portfolio of the Universal Institutional Funds, Inc.;
            The Universal Institutional Funds, Inc. - Emerging Markets Debt
              Portfolio (MSUEmMkt) (formerly Van Kampen LIT - Morgan Stanley - Emerging Markets Debt Portfolio)
            The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio
              (MSUUSRealE)(formerly Morgan Stanley - U.S. Real Estate Portfolio)

          Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
            Van Eck WIT - Worldwide Bond Fund (VEWwBd)
            Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)

          At June 30, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premium

          On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. These charges are assessed against each contract by liquidating units.

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

          No surrender charge is assessed on any contract surrendered after the ninth year.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  Asset Charges

     The Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th, this charge is reduced to 0.50% on an annual basis provided that the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the daily unit value calculation.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. The contract is charged 6% on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                     (Continued)

                                NATIONWIDE VLI SEPARATE ACCOUNT-3
                                 NOTES TO FINANCIAL STATEMENTS, CONTINUED

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the six-month period indicated, and the expense ratios and total return for each of the five years in the six-month period ended June 30, 2001.

     The following is a summary for 2001:

                                                                                          Contract
                                                                            Unit           Owners'                          Total
                                                           Units          Fair Value       Equity           Expenses*       Return**
                                                           -----          ----------       ------           ---------       --------

     American Century VP Balanced ................         17,881           19.959158       $356,890           0.79%        -2.03%

     American Century VP Capital Appreciation ....          5,982           21.528185        128,782           0.78%        -14.60%

     American Century VP Income & Growth .........          4,527           10.804620         48,913           0.73%        -4.20%

     American Century VP International ...........          3,982           17.608849         70,118           0.76%       -20.46%

     American Century VP Value ...................          5,307           16.240238         86,187           0.78%         6.78%

     Credit Suisse Warburg Pincus Trust -
     Global Post-Venture Capital Portfolio .......          1,060           12.612769         13,370           0.82%       -19.92%

     Credit Suisse Warburg Pincus Trust -
     International Equity Portfolio ..............          2,900           11.070894         32,106           0.80%       -16.27%

     Credit Suisse Warburg Pincus Trust -
     Small Company Growth Portfolio ..............          4,810           18.266351         87,861           0.78%       -13.89%

     The Dreyfus Socially Responsible
     Growth Fund, Inc ............................          8,643           27.595119        238,505           0.76%       -14.46%

     Dreyfus Stock Index Fund ....................         20,991           28.068843        589,193           0.75%        -7.21%

     Dreyfus VIF - Appreciation Portfolio ........          3,790           13.428340         50,893           0.78%        -6.63%

     Dreyfus VIF - Growth and Income Portfolio ...          1,206           14.057896         16,954           0.77%        -0.56%

     Fidelity VIP - Equity-Income Portfolio ......          9,948           39.693047        394,866           0.81%        -1.30%

     Fidelity VIP - Growth Portfolio .............         26,617           44.431230      1,182,626           0.76%       -10.00%

     Fidelity VIP - High Income Portfolio ........          2,770           19.935654         55,222           0.80%        -7.56%

     Fidelity VIP - Overseas Portfolio ...........          2,272           18.996016         43,159           0.81%       -11.81%

     Fidelity VIP II - Asset Manager Portfolio ...          3,290           25.043415         82,393           0.77%        -3.95%

     Fidelity VIP II - Contrafund Portfolio ......         31,305           21.726199        680,139           0.79%       -10.29%

     Fidelity VIP III - Growth Opportunities .....          1,335           10.476643         13,986           0.77%        -9.13%
     Portfolio ...................................

     Nationwide SAT - Capital Appreciation Fund ..        208,036           18.711696      3,892,706           0.76%       -21.64%

     Nationwide SAT - Government Bond Fund .......         86,264           19.952103      1,721,148           0.78%         2.02%

     Nationwide SAT - Money Market Fund ..........         48,391           14.849147        718,565           0.75%         1.91%

     Nationwide SAT - Small Cap Value Fund .......         11,845           15.626161        185,092           0.77%        30.51%

     Nationwide SAT - Small Company Fund .........          9,096           24.619785        223,942           0.76%        -1.74%

     Nationwide SAT - Total Return Fund ..........        436,746           31.255650     13,650,780           0.82%        -8.26%

     Neuberger Berman AMT - Balanced Portfolio ...         54,515           22.498967      1,226,531           0.80%        -9.42%

     Neuberger Berman AMT - Growth Portfolio .....          7,713           26.821840        206,877           0.80%       -19.08%

     Neuberger Berman AMT - Guardian Portfolio ...          2,401           10.780683         25,884           0.81%         1.18%

                                                                                   Contract
                                                                  Unit             Owners'                        Total
                                                      Units     Fair Value         Equity         Expenses*       Return**
                                                      -----     ----------         ------         ---------       --------

     Neuberger Berman AMT -
     Limited Maturity Bond Portfolio ........           242       16.521105           3,998           0.79%        4.25%

     Neuberger Berman AMT - Partners
     Portfolio ..............................         4,538       24.763505         112,377           0.80%       -1.03%

     Oppenheimer Bond Fund/VA ...............           565       19.539865          11,040           0.78%        4.96%

     Oppenheimer Capital Appreciation Fund/VA        20,235       16.943942         342,861           0.80%       -5.26%

     Oppenheimer Global Securities Fund/VA ..         6,859       27.736138         190,242           0.78%       -8.74%

     Oppenheimer Multiple Strategies Fund/VA          1,226       27.886972          34,189           0.80%        4.92%

     Strong Opportunity Fund II, Inc. .......         3,545       42.653716         151,207           0.80%       -0.36%

     Strong VIF, Inc. - Discovery Fund II ...         1,507       22.914443          34,532           0.79%        9.30%

     Strong VIF, Inc. - International
     Stock Fund II ..........................         1,684        8.671573          14,603           0.80%      -14.32%

     UIF, Inc. - Emerging Markets
     Debt Portfolio .........................           138       10.341124           1,427           0.80%        4.36%

     UIF, Inc. - U.S. Real Estate Portfolio .         4,300       20.838647          89,606           0.80%        7.65%

     Van Eck WIT - Worldwide Bond Fund ......           128       13.065112           1,672           0.81%       -7.68%

     Van Eck WIT -
     Worldwide Emerging Markets Fund ........         4,689        6.543823          30,684           0.82%       -1.12%

     Van Eck WIT - Worldwide Hard Assets Fund           299       15.588342           4,661           0.81%       -3.79%
                                                      =======     =========     -----------
                                                                                $27,046,787
                                                                                ===========


The following is a summary for 2000:

     American Century VP Advantage ...........        20,736      21.834787     $  452,766           0.81%         3.72%

     American Century VP Balanced ............           983      21.269538         20,908           0.77%         0.83%

     American Century VP Capital Appreciation          7,332      27.248563        199,786           0.84%        16.93%

     American Century VP Income & Growth .....         2,946      12.214588         35,984           0.73%        -3.96%

     American Century VP International .......         3,518      25.117659         88,364           0.79%        -6.39%

     American Century VP Value ...............           641      12.407385          7,953           0.77%        -4.38%

     Credit Suisse Warburg Pincus Trust -
     Global Post-Venture Capital Portfolio ...           966      20.481233         19,785           0.81%         4.57%

     Credit Suisse Warburg Pincus Trust -
     International Equity Portfolio ..........         2,695      16.348137         44,058           0.81%        -9.11%

     Credit Suisse Warburg Pincus Trust -
     Small Company Growth Portfolio ..........         6,205      26.635120        165,271           0.85%         2.00%

     The Dreyfus Socially Responsible
     Growth Fund, Inc. .......................         9,754      37.333022        364,146           0.81%         2.14%

     Dreyfus Stock Index Fund ................        22,858      33.292046        760,990           0.80%        -0.94%

     Dreyfus VIF - Appreciation Portfolio ....         3,970      14.939512         59,310           0.88%         2.38%

     Dreyfus VIF - Growth and Income Portfolio         1,108      14.620238         16,199           0.79%        -1.28%

     Fidelity VIP - Equity-Income Portfolio ..        10,314      36.245575        373,837           0.78%        -3.06%

     Fidelity VIP - Growth Portfolio .........        29,420      58.522458      1,721,731           0.76%         4.69%

     Fidelity VIP - High Income Portfolio ....         2,815      26.574602         74,808           0.81%        -5.22%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                                Contract
                                                                               Unit             Owners'                   Total
                                                                   Units     Fair Value         Equity       Expenses*    Return**
                                                                   -----     ----------         ------       ---------    --------

     Fidelity VIP - Overseas Portfolio .....................       2,160       25.378931          54,818        0.85%      -5.44%

     Fidelity VIP II - Asset Manager Portfolio .............       3,409       27.059327          92,245        0.79%      -1.08%

     Fidelity VIP II - Contrafund Portfolio ................      31,626       25.698199         812,731        0.78%      -1.70%

     Fidelity VIP III - Growth Opportunities Portfolio .....       1,488       13.447601          20,010        0.82%      -4.03%

     Nationwide SAT - Capital Appreciation Fund ............     218,628       32.877948       7,188,040        0.76%       0.36%

     Nationwide SAT - Government Bond Fund .................      86,067       18.150229       1,562,136        0.80%       3.62%

     Nationwide SAT - Money Market Fund ....................      40,934       14.186996         580,730        0.77%       2.41%

     Nationwide SAT - Small Cap Value Fund .................       4,065       11.999870          48,779        0.74%      10.57%

     Nationwide SAT - Small Company Fund ...................       7,147       24.861403         177,684        0.84%       7.20%

     Nationwide SAT - Total Return Fund ....................     476,837       36.120724      17,223,698        0.78%       2.95%

     Neuberger Berman AMT - Balanced Portfolio .............      61,671       28.819009       1,777,297        0.78%       9.87%

     Neuberger Berman AMT - Growth Portfolio ...............       7,093       43.038224         305,270        0.84%      13.80%

     Neuberger Berman AMT - Guardian Portfolio .............       1,267       10.972407          13,902        0.82%       3.32%

     Neuberger Berman AMT -
     Limited Maturity Bond Portfolio .......................         323       15.187538           4,906        0.80%       1.52%

     Neuberger Berman AMT - Partners Portfolio .............       4,542       24.811256         112,693        0.78%      -0.94%

     Oppenheimer Bond Fund/VA ..............................         272       17.959057           4,885        0.78%       1.54%

     Oppenheimer Capital Appreciation Fund/VA ..............      15,779       19.692541         310,729        0.82%       8.98%

     Oppenheimer Global Securities Fund/VA .................       6,690       32.144397         215,046        0.82%      10.26%

     Oppenheimer Multiple Strategies Fund/VA ...............         415       26.750095          11,101        0.80%       6.27%

     Strong Opportunity Fund II, Inc. ......................       4,172       41.961900         175,065        0.79%       3.67%

     Strong VIF, Inc. - Discovery Fund II ..................       1,302       22.537617          29,344        0.80%      11.33%

     Strong VIF, Inc. - International Stock Fund II ........       1,818       14.800344          26,907        0.85%     -12.26%

     UIF, Inc. - Emerging Markets Debt Portfolio ...........         965        9.513376           9,180        0.78%       6.09%

     UIF, Inc. - U.S. Real Estate Portfolio ................         824       17.343368          14,291        0.79%      13.82%

     Van Eck WIT - Worldwide Bond Fund .....................         124       13.920782           1,726        0.82%      -0.59%

     Van Eck WIT -
     Worldwide Emerging Markets Fund .......................       5,126       10.010672          51,315        0.75%     -12.76%

     Van Eck WIT - Worldwide Hard Assets Fund ..............         385       15.175466           5,843        0.79%       3.51%
                                                                  ======       =========     -----------
                                                                                             $35,236,267
                                                                                             ===========



     The following is a summary for 1999:

     American Century VP Advantage .........................      24,599       19.111682     $   470,128        0.77%       3.35%

     American Century VP Balanced ..........................         964       20.037687          19,316        0.80%       3.71%

     American Century VP Capital Appreciation ..............       3,528       16.507627          58,239        0.76%      15.62%

     American Century VP Income & Growth ...................       1,313       11.875525          15,593        0.81%       9.32%

     American Century VP International .....................       1,444       17.628910          25,456        0.70%       6.92%

                                                                                         Contract
                                                                        Unit             Owners'                      Total
                                                            Units     Fair Value         Equity       Expenses*       Return**
                                                            -----     ----------         ------       ---------       --------
     American Century VP Value ...................            543       14.867552          8,073       0.76%           12.70%

     Credit Suisse Warburg Pincus Trust -
     Global Post-Venture Capital Portfolio .......             84       13.559677          1,139       0.76%           12.29%

     Credit Suisse Warburg Pincus Trust -
     International Equity Portfolio ..............          1,915       12.583549         24,097       0.79%            6.49%

     Credit Suisse Warburg Pincus Trust -
     Small Company Growth Portfolio ..............          1,489       16.552974         24,647       0.79%            6.32%

     The Dreyfus Socially Responsible
     Growth Fund, Inc. ...........................          3,336       31.815264        106,136       0.77%           12.33%

     Dreyfus Stock Index Fund ....................         16,987       31.377050        533,002       0.78%           11.70%

     Dreyfus VIF - Appreciation Portfolio ........         16,953       14.132362        239,586       0.77%            7.09%

     Dreyfus VIF - Growth and Income Portfolio ...            659       14.132230          9,313       0.76%           10.65%

     Fidelity VIP - Equity-Income Portfolio ......         10,645       39.787906        423,542       0.78%           12.25%

     Fidelity VIP - Growth Portfolio .............         17,833       46.724607        833,240       0.78%           13.97%

     Fidelity VIP - High Income Portfolio ........          1,748       28.102779         49,124       0.77%            7.54%

     Fidelity VIP - Overseas Portfolio ...........          1,079       20.427325         22,041       0.78%            7.69%

     Fidelity VIP II - Asset Manager Portfolio ...          4,064       26.023875        105,761       0.77%            4.84%

     Fidelity VIP II - Contrafund Portfolio ......         25,663       23.503049        603,159       0.78%           10.81%

     Fidelity VIP III -
       Growth Opportunities Portfolio ............            839       14.367127         12,054       0.75%            6.06%

     Nationwide SAT - Capital
     Appreciation Fund ...........................        252,606       35.307745      8,918,948       0.76%           11.49%

     Nationwide SAT - Government
     Bond Fund ...................................        104,364       17.618074      1,838,693       0.77%           -2.56%

     Nationwide SAT - Money Market Fund ..........          5,694       13.571142         77,274       0.83%            1.89%

     Nationwide SAT - Small Company Fund .........          1,880       17.400870         32,714       0.73%            7.19%

     Nationwide SAT - Total Return Fund ..........        561,928       36.480415     20,499,367       0.77%           10.31%

     Neuberger Berman AMT - Balanced Portfolio ...         70,555       20.145573      1,421,371       0.77%            1.77%

     Neuberger Berman AMT - Growth Portfolio .....          2,239       26.010144         58,237       0.76%            2.61%

     Neuberger Berman AMT - Guardian Portfolio ...            113       10.877878          1,229       0.84%           16.79%

     Neuberger Berman AMT -
     Limited Maturity Bond Portfolio .............            249       14.850110          3,698       0.78%           -0.07%

     Neuberger Berman AMT - Partners Portfolio ...          5,540       26.530639        146,980       0.77%           12.83%

     Oppenheimer Bond Fund/VA ....................            644       17.727061         11,416       0.79%           -2.08%

     Oppenheimer Capital Appreciation Fund/VA ....          1,580       14.833265         23,437       0.79%           15.36%

     Oppenheimer Global Securities Fund/VA .......          3,243       21.017527         68,160       0.74%           13.35%

     Oppenheimer Multiple Strategies Fund/VA .....            412       24.520578         10,102       0.78%            8.04%

     Strong Opportunity Fund II, Inc. ............          4,412       36.059910        159,096       0.77%           19.22%

     Strong VIF, Inc. - Discovery Fund II ........          1,254       18.289393         22,935       0.77%           -5.81%

     Strong VIF, Inc. -
     International Stock Fund II .................            774       10.066830          7,792       0.76%           10.83%

     UIF, Inc. - Emerging Markets Debt Portfolio .             75        7.860506            590       0.82%           12.50%

     UIF, Inc. - U.S. Real Estate Portfolio ......          1,067       17.178756         18,330       0.76%            8.07%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                               Contract
                                                                              Unit             Owners'                    Total
                                                                  Units     Fair Value         Equity       Expenses*     Return**
                                                                  -----     ----------         ------       ---------     --------
     Van Eck WIT - Worldwide Bond Fund ...................         118      14.178734              1,673        0.81%      -7.41%

     Van Eck WIT -
     Worldwide Emerging Markets Fund .....................       1,023       8.394502              8,588        0.86%       45.35%

     Van Eck WIT - Worldwide Hard Assets Fund ............         372      14.384048              5,351        0.83%       17.77%
                                                                 =====      =========        -----------
                                                                                             $36,919,627
                                                                                             ===========
     The following is a summary for 1998:

     American Century VP Advantage .......................      26,225      17.496545$       $   458,847        0.75%       10.00%

     American Century VP Advantage
     (Initial Funding by Depositor (note 1a)) ............      25,000      18.789246            469,731        0.83%       10.00%

     American Century VP Balanced ........................         952      19.165966             18,246        0.79%       13.93%

     American Century VP Capital Appreciation ............       4,036      14.780622             59,655        0.75%        0.48%

     American Century VP International ...................       1,879      17.466243             32,819        0.84%       24.81%

     American Century VP Value ...........................         445      13.383185              5,956        0.81%        5.48%

     Credit Suisse Warburg Pincus Trust -
     Global Post-Venture Capital Portfolio ...............          80      12.886267              1,031        0.87%       12.75%

     Credit Suisse Warburg Pincus Trust -
     International Equity Portfolio ......................       2,270      12.754223             28,952        0.78%       12.80%

     Credit Suisse Warburg Pincus Trust -
     Small Company Growth Portfolio ......................       2,460      16.861654             41,480        0.80%        4.38%

     The Dreyfus Socially Responsible
     Growth Fund, Inc. ...................................       2,329      26.020390             60,601        0.77%       17.91%

     Dreyfus Stock Index Fund ............................      15,301      25.849746            395,527        0.82%       17.04%

     Dreyfus VIF - Appreciation Portfolio ................         734      12.285237              9,017        0.82%       20.25%

     Dreyfus VIF - Growth and Income Portfolio ...........         497      12.213307              6,070        0.77%        6.07%

     Fidelity VIP - Equity-Income Portfolio ..............      16,414      35.237987            578,396        0.80%       10.09%

     Fidelity VIP - Growth Portfolio .....................      14,602      35.155247            513,337        0.83%       18.66%

     Fidelity VIP - High Income Portfolio ................       2,051      28.742182             58,950        0.79%        4.38%

     Fidelity VIP - Overseas Portfolio ...................       1,040      19.587603             20,371        0.83%       15.50%

     Fidelity VIP II - Asset Manager Portfolio ...........       5,201      23.672944            123,123        0.77%        8.85%

     Fidelity VIP II - Contrafund Portfolio ..............      21,544      19.125611            412,042        0.77%       16.27%

     Fidelity VIP III - Growth Opportunities Portfolio ...         261      12.150728              3,171        0.87%       10.88%

     Nationwide SAT - Capital Appreciation Fund ..........     253,842      29.181890          7,407,589        0.82%       18.80%

     Nationwide SAT - Government Bond Fund ...............     104,802      17.335612          1,816,807        0.83%        3.58%

     Nationwide SAT - Money Market Fund ..................      25,675      13.036881            334,722        0.79%        2.22%

     Nationwide SAT - Small Company Fund .................       4,036      17.123187             69,109        0.86%        5.70%

     Nationwide SAT - Total Return Fund ..................     579,618      32.274487         18,706,874        0.84%       14.31%

     Neuberger Berman AMT - Balanced Portfolio ...........      77,163      19.596034          1,512,089        0.81%       10.16%

                                                                                     Contract
                                                                    Unit             Owners'                    Total
                                                        Units     Fair Value         Equity       Expenses*     Return**
                                                        -----     ----------         ------       ---------     --------
     Neuberger Berman AMT - Growth Portfolio ..          2,643      25.479039           67,341        0.75%        15.20%

     Neuberger Berman AMT -
     Limited Maturity Bond Portfolio ..........            739      14.650523           10,827        0.77%         2.10%

     Neuberger Berman AMT -
     Partners Portfolio .......................          6,777      24.008666          162,707        0.84%         5.55%

     Oppenheimer Bond Fund/VA .................            225      17.689611            3,980        0.83%         3.53%

     Oppenheimer Capital Appreciation Fund/VA .            371      12.184646            4,521        0.84%        16.57%

     Oppenheimer Global Securities Fund/VA ....          3,646      18.305105           66,740        0.77%        11.75%

     Oppenheimer Multiple Strategies Fund/VA ..            372      22.881279            8,512        0.83%         6.67%

     Strong Opportunity Fund II, Inc. .........          4,543      30.333638          137,806        0.84%        12.97%

     Strong VIF, Inc. - Discovery Fund II .....          1,436      19.573146           28,107        0.80%         7.26%

     Strong VIF, Inc. -
     International Stock Fund II ..............          1,350      10.231122           13,812        0.79%         6.40%

     UIF, Inc. - U.S. Real Estate Portfolio ...          1,779      17.177811           30,559        0.81%        -5.25%

     Van Eck WIT - Worldwide Bond Fund ........            116      14.098956            1,635        0.86%         2.98%

     Van Eck WIT - Worldwide
     Emerging Markets Fund ....................            633       6.800411            4,305        0.78%       -23.06%

     Van Eck WIT - Worldwide Hard Assets Fund .            429      15.394993            6,604        0.78%       -13.68%
                                                         =====      =========      -----------
                                                                                   $33,691,968
                                                                                   ===========


     The following is a summary for 1997:

     American Century VP Advantage ............         29,778      15.099216         $449,624        0.85%         6.25%

     American Century VP Advantage
     (Initial Funding by Depositor (note 1a)) .         25,000      16.085686          402,142        0.81%         6.25%

     American Century VP Balanced .............          1,167      15.886009           18,539        0.77%         8.49%

     American Century VP Capital Appreciation .          4,646      14.738773           68,476        0.82%        -3.84%

     American Century VP International ........          1,963      14.071418           27,622        0.76%        18.34%

     Credit Suisse Warburg Pincus Trust -
     International Equity Portfolio ...........          1,862      13.354669           24,866        0.76%        14.53%

     Credit Suisse Warburg Pincus Trust -
     Small Company Growth Portfolio ...........          3,707      14.388933           53,340        0.82%         2.19%

     The Dreyfus Socially Responsible
     Growth Fund, Inc. ........................          2,144      20.067574           43,025        0.78%        15.87%

     Dreyfus Stock Index Fund .................         15,818      20.087892          317,750        0.78%        19.97%

     Dreyfus VIF - Growth and Income
     Portfolio ................................             96      10.866361            1,043        0.76%         8.79%

     Fidelity VIP - Equity-Income Portfolio ...         15,723      29.198573          459,089        0.79%        15.93%

     Fidelity VIP - Growth Portfolio ..........         14,363      27.422266          393,866        0.75%        13.38%

     Fidelity VIP - High Income Portfolio .....          1,711      25.305043           43,297        0.81%         7.28%

     Fidelity VIP - Overseas Portfolio ........          1,075      17.772931           19,106        0.86%        15.97%

     Fidelity VIP II - Asset Manager Portfolio           6,949      20.125955          139,855        0.75%        10.76%

     Fidelity VIP II - Contrafund Portfolio ...         19,863      14.850339          294,972        0.76%        11.19%

     Nationwide SAT -
     Capital Appreciation Fund ................       249,352      22.151612        5,523,549        0.80%        20.32%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                                                     Contract
                                                                    Unit             Owners'                    Total
                                                        Units     Fair Value         Equity       Expenses*     Return**
                                                        -----     ----------         ------       ---------     --------
     Nationwide SAT - Government Bond Fund ...         93,256        15.757158        1,469,450       0.80%        2.43%

     Nationwide SAT - Money Market Fund ......         27,916        12.475345          348,262       0.78%        2.13%

     Nationwide SAT - Small Company Fund .....          3,832        15.127883           57,970       0.83%        8.71%

     Nationwide SAT - Total Return Fund ......        573,986        26.153320       15,011,640       0.81%       18.94%

     Neuberger Berman AMT - Balanced Portfolio         79,594        16.636349        1,324,154       0.81%       10.83%

     Neuberger Berman AMT - Growth Portfolio .          3,358        20.170565           67,733       0.84%       16.71%

     Neuberger Berman AMT - Limited Maturity
       Bond Portfolio ........................            690        13.897471            9,589       0.81%        2.55%

     Neuberger Berman AMT - Partners Portfolio          4,721        20.143858           95,099       0.80%       15.31%

     Oppenheimer Bond Fund/VA ................            313        16.155671            5,057       0.83%        2.48%

     Oppenheimer Global Securities Fund/VA ...          3,043        15.600333           47,472       0.85%       15.66%

     Oppenheimer Multiple Strategies Fund/VA .            282        20.054867            5,655       0.81%        8.72%

     Strong Opportunity Fund II, Inc. ........          3,602        23.829097           85,832       0.79%       10.45%

     Strong VIF, Inc. - Discovery Fund II ....          1,334        17.150062           22,878       0.84%        3.85%

     Strong VIF, Inc. - International
     Stock Fund II ...........................          1,300        12.130519           15,770       0.73%        8.23%

     UIF, Inc. - U.S. Real Estate Portfolio ..          1,193        15.961051           19,042       0.85%        6.09%

     Van Eck WIT - Worldwide Bond Fund .......            119        13.308541            1,584       0.85%       -1.27%

     Van Eck WIT - Worldwide Emerging Markets
       Fund ..................................          1,017        12.335038           12,545       0.80%       22.38%

     Van Eck WIT - Worldwide Hard Assets Fund           1,052        18.157191           19,101       0.87%       -0.70%
                                                        =====        =========      -----------

                                                                                    $26,898,994
                                                                                    ===========


     * This represents annualized expenses as a percentage of the monthly average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

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                                                                              43
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